N-2	Dec. 17, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002078146
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PENNANTPARK ENHANCED INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
The following table includes fees and expenses that an investor in the Fund may incur, directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	5.75%	None	None
Maximum Contingent Deferred Sales Charge (Load) (2)	None	1.00%	None
Maximum Early Repurchase Fee (as a percent of original purchase price)	None	None	None
Wire Transfer Fee (per wire transfer (if any); deducted directly from account) (3)	$15	$15	$15

(1)
Investors purchasing Class A Shares may be charged a maximum sales load of up to 5.75% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may waive all or a portion of the sales load for certain investors as disclosed herein. While the Fund does not impose an initial sales load on Class C shares or Class I shares, if a shareholder purchases Class C shares or Class I through certain selling agents or Financial Intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine. See “Plan of Distribution.”

(2)
Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares repurchased fewer than 365 days after their purchase. The CDSC is retained by the Distributor and/or Financial Intermediary.

(3)
Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee. However, if Shareholders request repurchase proceeds to be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by
the Fund’s Transfer Agent, which is currently
$15
.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES (as a percentage of net assets attributable to shares)	Class A Shares	Class C Shares	Class I Shares
Management Fees (4)	1.25%	1.25%	1.25%
Incentive Fees (5)	—	—	—
Distribution Fee and/or Shareholder Servicing Fee (6)	0.25%	1.00%	None
Acquired Fund Fees and Expenses (7)	None	None	None
Other Expenses (8)	1.04%	1.04%	1.04%
Total Annual Fund Expenses	2.54%	3.29%	2.29%
Management Fee Waiver Agreement (4) and Expense Limitation Agreement (9)	(1.54%)	(1.54%)	(1.54%)
Total Annual Fund Expenses (after Management Fee Waiver Agreement and Expense Limitation Agreement)	1.00%	1.75%	0.75%
(4)
Pursuant to the Investment Advisory Agreement, the Adviser would receive an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily gross assets. Pursuant to the Management Fee Waiver, the Adviser has agreed to temporarily waive base management and incentive fees payable to the Adviser under the Investment Advisory Agreement through December 31, 2026. Unless otherwise extended by agreement between the Fund and the Adviser, the management fee payable by the Fund after the termination of the Management Fee Waiver will be at the annual rate of 1.25% of the value of the Fund’s gross assets. The fees waived pursuant to the Management Fee Waiver are not subject to recoupment by the Adviser under the Expense Limitation Agreement. PennantPark will be responsible for payment of any and all organization and offering expenses incurred on our behalf in connection with our initial public offering of shares. PennantPark will not seek or be entitled to reimbursement fr om the Fund for any such organization and offering expenses. See “Investment Advisory Agreement” for additional information.
(5)
The incentive fee, if any, is based on income, whereby the Fund will pay the Adviser quarterly in arrears 15.00% of the Fund’s
“pre-incentive
f
ee
net investment income” for each fiscal quarter subject to a 7.00% annualized hurdle rate, with a full catch-up.
As we cannot predict whether we will meet the necessary incentive fee hurdle, we have assumed no incentive fee for this table. Once fully invested, the Fund expects the incentive fee paid by the Fund to increase to the extent the Fund earns greater income through the Fund’s investments. If the Fund achieves annualized pre-incentive
fee net investment income of 1.75% or less for each quarter made up entirely of net investment income, no incentive fee would be payable. See “Investment Advisory Agreement” for more information concerning the incentive fee.

(6)
The Fund has applied to the SEC for exemptive relief to offer multiple classes of shares and, as a condition to such relief, has adopted a distribution and service plan for Class A shares and Class C shares (the “Distribution and Service Plan”). Subject to such relief, the Fund will pay the Distributor (i) a Distribution Fee that is calculated monthly and accrued daily at an annualized rate of 0.75% of the net assets of the Fund attributable to Class C shares, and (ii) a Shareholder Servicing Fee that is calculated monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to Class A shares and Class C shares. The Distribution Fee is for the sale and marketing of the Class C shares and to reimburse the Distributor for related expenses incurred. The Distributor generally will pay all or a portion of the Distribution Fee to the selling agents that sell Class C shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan. The Shareholder Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred with respect to Class A shares or Class C shares, as applicable. The Distributor generally will pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class A shares or Class C shares, as applicable. The Shareholder Servicing Fee is governed by the Distribution and Service Plan. Class I shares are not subject to any shareholder servicing or distribution fees. See “Plan of Distribution.”

(7)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

(8)
Other Expenses include, among other things, professional fees and other expenses that the Fund will bear including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent, custodian, and any amounts that may be paid to certain financial intermediaries for sub-transfer
agency (including recordkeeping) services. Other Expenses are based on estimated amounts the Fund expects to pay for the current fiscal year ending September 30, 2026.

(9)
Pursuant to the “Expense Limitation Agreement,” through December 31, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s Specified Expenses (as defined below) will not exceed an annual rate of 0.75% of the average daily value of the Fund’s net assets (annualized) (the “Expense Cap”). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than the Expense Cap (or, if a lower expense limit is then in effect, such lower limit) within the
36-month
period after the Adviser bears the expense. “Specified Expenses” include all expenses incurred in the business of the Fund, including all organizational costs, with the exception of (i) the base management fee, (ii) the incentive fee, (iii) the Shareholder Servicing Fee and/or Distribution Fee, as applicable (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, (vii) extraordinary expenses (as determined in the sole discretion of the Adviser), and (viii) Acquired Fund Fees and Expenses.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The following examples illustrate the hypothetical expenses that you would pay on a $1,000 investment in the relevant class of shares assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return (except that the example incorporates the expense reimbursement and fee waiver arrangements for only the first year). The example reflects total expenses for the one-,
three-, five-, and
ten-year
periods:

Example	1 Year		3 Years	5 Years	10 Years
Class A shares	$68		$127	$188	$354
Class C shares	$18	*	$93	$170	$371
Class I shares	$8		$61	$118	$271

*	If the CDSC were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $29 for 1 year.

Basis of Transaction Fees, Note [Text Block]	as a percentage of purchase amount
Other Transaction Fees, Note [Text Block]	Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares repurchased fewer than 365 days after their purchase. The CDSC is retained by the Distributor and/or Financial Intermediary.
Other Expenses, Note [Text Block]	Other Expenses include, among other things, professional fees and other expenses that the Fund will bear including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent, custodian, and any amounts that may be paid to certain financial intermediaries for sub-transfer
	agency (including recordkeeping) services. Other Expenses are based on estimated amounts the Fund expects to pay for the current fiscal year ending September 30, 2026.
Management Fee not based on Net Assets, Note [Text Block]
(4)
Pursuant to the Investment Advisory Agreement, the Adviser would receive an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily gross assets. Pursuant to the Management Fee Waiver, the Adviser has agreed to temporarily waive base management and incentive fees payable to the Adviser under the Investment Advisory Agreement through December 31, 2026. Unless otherwise extended by agreement between the Fund and the Adviser, the management fee payable by the Fund after the termination of the Management Fee Waiver will be at the annual rate of 1.25% of the value of the Fund’s gross assets. The fees waived pursuant to the Management Fee Waiver are not subject to recoupment by the Adviser under the Expense Limitation Agreement. PennantPark will be responsible for payment of any and all organization and offering expenses incurred on our behalf in connection with our initial public offering of shares. PennantPark will not seek or be entitled to reimbursement fr om the Fund for any such organization and offering expenses. See “Investment Advisory Agreement” for additional information.

Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]
Senior Securities
We are permitted, under specified conditions, to issue one class of indebtedness and one class of equity senior to the shares offered hereby if our asset coverage with respect thereto, as defined in the 1940 Act, is at least equal to 300% immediately after such issuance of senior securities representing indebtedness, and 200%

immediately after each issuance of senior securities which are shares of beneficial interest. We are also permitted to issue promissory notes or other evidences of indebtedness in consideration of a loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed, provided that our asset coverage with respect to our outstanding senior securities representing indebtedness is at least equal to 300% immediately thereafter. In addition, while any senior securities remain outstanding, we must make provisions to prohibit any distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our gross assets for temporary or emergency purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors” in the Prospectus.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. Our investment objective may be changed by the Board without shareholder approval.
We invest primarily in the junior debt tranches of collateralized loan obligations (“CLOs”) that own a pool of senior secured loans made to companies whose debt is rated below investment grade or, in limited circumstances, unrated (commonly known as “junk” bonds) (“Senior Secured Loans”). We place particular emphasis on CLO debt tranches initially rated ‘BB’ by a National Recognized Statistical Rating Organization (“NRSRO”). Debt tranches rated BB are below investment grade or “junk”. To a lesser extent, we may invest in other CLO debt securities, CLO equity or other debt securities, including, but not limited to, loan accumulation facilities, securities issued by other securitization vehicles (such as credit-linked notes, collateralized bond obligations, revolver CLOs, rated feeder funds, and collateralized fund obligations), corporate bonds, corporate loans, and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions, which may be of any credit quality, as consistent with our investment objectives. CLOs own a pool of senior secured loans made to companies whose debt is rated below investment grade by an NRSRO or, in some circumstances, unrated (commonly known as “junk” bonds). A portion of CLOs in which we invest may be backed primarily by loans to middle market companies (or hold significant portions thereof). The Adviser defines “middle market” to generally mean companies with EBITDA of between approximately $10 million and $50 million.
We will identify potential investments using our Adviser’s market knowledge, experience and industry relationships. The senior investment professionals of the Adviser have worked together for many years and average over 25 years of experience in the senior lending, mezzanine lending, leveraged finance, distressed debt and private equity businesses. In addition, our senior investment professionals have been involved in originating, structuring, negotiating, managing and monitoring investments across changing economic and market cycles. We believe this experience and history have resulted in a reputation as a respected partner to financial sponsors, management teams, investment bankers, attorneys and accountants, which provides us with access to substantial investment opportunities across the capital markets. PennantPark will utilize the Adviser’s relationships with CLO collateral managers, underwriters and trading desks to source transactions. The Adviser has a rigorous investment approach, which is based upon intensive financial analysis with a focus on capital preservation, diversification and active management. Since the Adviser’s inception in 2007, it has invested through its managed funds $25 billion in over 790 companies with more than 240 different financial sponsors. In determining when to sell an investment, our Adviser considers the following factors: the performance of such investment compared to initial expectations and the risk adjusted returns available in other transactions the Adviser is evaluating. Our need for capital and other factors will also be evaluated.
The underlying assets of the CLOs that we invest in are comprised primarily of Senior Secured Loans, and the performance of those loans is a main driver of the performance of the CLO. We invest to obtain exposure across a relatively broad range of underlying borrowers, industry sectors, CLO collateral managers, and CLO vintages (i.e., the year a CLOs securities were issued). When we invest in CLOs that are diversified by industry and borrower, we are subject to the risks associated with CLOs and the underlying Senior Secured Loans, including risks related to leveraged credit, default, prepayment and volatility. See “Risk Factors — Risks Related to Our Investments.”
We intend to structure our portfolio in such a way as to comply with quarterly diversification requirements applicable to RICs. By virtue of our investments in CLOs, which are predominantly collateralized against pools of Senior Secured Loans, we expect to be broadly invested with respect to credit exposure to any one particular industry or borrower, although we do not operate as a “diversified” investment company within the meaning of the 1940 Act. Subject to our fundamental investment restrictions, we may have broad exposure to various industries and borrowers. See “Certain U.S. Federal Income Tax Matters — Taxation as a Regulated Investment Company” for our detailed RIC diversification requirements.
The Senior Secured Loans underlying the CLOs in which we invest are generally U.S.-based, pay a floating interest rate based on the Secured Overnight Financing Rate (“SOFR”) and have a first lien on the borrower’s assets. Depending on market conditions, we expect to invest in new issue transactions or secondary transactions sourced through investment banks and brokers. See “Overview of Collateralized Loan Obligations” for a more detailed review of CLOs and their characteristics.
We may invest in other registered investment companies, such as exchange-traded funds, to gain exposure to particular asset classes consistent with our investment objective, or for cash management purposes, including during periods when the Fund has large amounts of uninvested cash.
We may also invest in other related securities and instruments or other securities and investments that the Adviser believes are consistent with our investment objectives, including senior debt tranches of CLOs, loan accumulation facilities, securities issued by other securitization vehicles (such as credit-linked notes, collateralized bond obligations, and revolver CLOs (i.e., CLOs that include revolving loans as part of their underlying collateral pool)), corporate bonds and synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. These opportunistic investments may also include, without limitation (i) debt and equity securities issued by business development companies, (ii) direct investments in Senior Secured Loans, (iii) fixed income securities and (iv) private investment funds that provide exposure to Senior Secured Loans and fixed income securities. With respect to the foregoing investments, our general investment strategy is broad and is not limited to any specific industry, sector, or a minimum or maximum market capitalization. The amount that we invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by
non-U.S.
loans and securities of other collective investment vehicles (e.g., public investment funds and private investment funds, including entities that are not regulated or registered under the 1940 Act), will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on our Adviser’s assessment of prevailing market conditions.
In the case of the junior debt and equity tranches of CLO securities owned by us, we will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. Likewise, shareholders of the Fund will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan.
We are subject to certain regulatory restrictions in making our investments. On July 28, 2022, the Adviser, and certain funds advised by the Adviser, received a co-investment
exemptive order from the SEC (the “Order”) that permits the Fund to negotiate terms other than price and quantity of co-investment
transactions with other funds managed by our Adviser or certain affiliates, where co-investing
would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent trustees who have no financial interest in the transaction must make certain conclusions in connection with a co-investment
transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to us and our shareholders and do not involve overreaching of us or our shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of our shareholders and is consistent with our investment objective and strategies. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest
with other funds managed by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance, including the no-action
position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC
No-Action
Letter, June 7, 2000), on which similarly situated funds like the Fund rely in order to co-invest
in a single class of privately placed securities so long as certain conditions are met, including that the Adviser, acting on the Fund’s behalf and on behalf of other clients, negotiates no term other than price. See “Certain Relationships and Related Party Transactions — Allocation of Investments” in the SAI.

To enhance our returns, we may borrow funds from time to time at the discretion of our Adviser within the levels permitted by the 1940 Act (which generally allows us to incur leverage for up to one-third
of our assets for securities representing indebtedness and up to one-half
of our assets for preferred stock) when the terms and conditions available are favorable to long-term investing and well-aligned with our investment strategy and portfolio composition. In determining whether to borrow funds, we will analyze the maturity, covenant package and rate structure of the proposed borrowings as well as the risks of such borrowings compared to our investment outlook. The use of borrowed funds or the proceeds of issuing preferred shares to make investments would have its own specific set of benefits and risks, and all of the costs of borrowing funds or issuing preferred shares would be borne by holders of our shares. See “Risk Factors” for a discussion of the risks inherent to employing leverage.
While a registered
closed-end
management investment company may list its shares for trading in the public markets, we have currently elected not to do so. We believe that a non-traded
structure is appropriate for the nature of the assets in which we invest. This structure allows us to focus on long-term risk adjusted returns and shields our investors from the volatility that would go along with having shares traded on a national securities exchange. Pursuant to our interval fund structure, we conduct quarterly repurchase offers, at NAV, of no less than 5% of our outstanding shares. Typically, we conduct such quarterly repurchase offers for 5% of our outstanding shares. Repurchase offers in excess of 5% are made solely at the discretion of our Board and investors should not rely on any expectation of repurchase offers in excess of 5%. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. Accordingly, although we make quarterly repurchase offers, investors should consider our shares to be of limited liquidity. See “Repurchases of Shares.”

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our shares involves a number of significant risks. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our shares. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the NAV of our shares of beneficial interest could decline, and you may lose all or part of your investment.
Risks Related to Our Business and Structure
The Board may change our investment objective or may modify or waive our current operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. We invest primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated ‘BB’ by a NRSRO. A portion of CLOs in which we invest may be backed primarily by loans to middle market companies (or hold significant portions thereof). The Adviser defines “middle market” to generally mean companies with EBITDA of between approximately $10 million and $50 million. The Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval. Our investment objective, however, may also be changed by the Board. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our shares are not listed on a national securities exchange, you will be limited in your ability to sell your shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.
Global economic, regulatory and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with our invest portfolio and our ability to access the capital markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our shares.
Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to our business. Natural disasters, public health emergencies (including pandemics and epidemics) and other global events of force majeure can negatively affect the Funds’ investments. Such events can cause unemployment and economic downturns within an industry or a geographic region in which a Fund invests. They can also directly disrupt the operations, cash flows and overall financial condition of an issuer in which a Fund invests. The Board retains oversight and other duties with respect to the management of the Fund, including the declaration of dividends, which decision-making may be impacted by such events. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the European Union (the “EU”), instability in the Chinese capital markets and the
COVID-19
pandemic. Global market and economic disruptions have affected, and may in the future affect, the U.S. capital markets, which could adversely affect our business, financial condition or results of operations. We cannot assure you that market disruptions in Europe and other regions or countries, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Moreover, there is a risk of both sector-specific and broad-based corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which we operate and could have a material adverse impact on our business prospects and financial condition.
Various social and political circumstances in the U.S. and around the world including wars and other forms of conflict, rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign trade and tariff arrangements, economic and other policies, terrorist acts, security operations, catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics, and climate change and climate-related events, may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility, could adversely affect our business, financial condition or results of operations.
In response to the conflict between Russia and Ukraine, the U.S. and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on our business, financial condition, cash flows and results of operations and could cause the market value of our common shares and/or debt securities to decline. In addition, the Israel-Hamas and Israel-Iran conflicts as well as the potential risk for a wider conflict could negatively affect financial markets. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These market and economic disruptions could also negatively impact the operating results of our portfolio companies. Any prolonged disruptions in the business of the portfolio companies underlying the CLOs in which we invest, including a disruption in their supply chains may adversely affect their ability to obtain the necessary raw materials or components to make their products or cause a decline in the demand for their products or services, leading to a negative impact on their operating results.
Additionally, the Federal Reserve’s actions with respect to interest rates remains uncertain. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact our ability to access the debt markets and capital markets on favorable terms.
Rising interest rates may adversely affect the value of our portfolio investments which could have an adverse effect on our business, financial condition and results of operations.
Our debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our shares and our rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on our net interest income. An increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase our interest expense, thereby decreasing our net income. Also, an increase in interest rates available to investors could make investment in our shares less attractive if we are not able to increase our distribution rate, which could reduce the value of our shares.
Because we may borrow funds and may issue preferred shares to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds or pay distributions on preferred shares and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds would increase except to the extent we have issued fixed rate debt or preferred shares, which could reduce our net investment income.
You should also be aware that a change in the general level of interest rates can be expected to lead to a change in the interest rate we receive on many of our debt investments. Accordingly, a change in interest rates could make it easier for us to meet or exceed the performance threshold and may result in a substantial increase in the amount of incentive fees payable to our Adviser.
We are subject to risks related to inflation.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of our shares and dividends therefore may decline. In addition, during any periods of rising inflation, interest rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and our investments may not keep pace with inflation, which may result in losses to our shareholders. This risk is greater for fixed-income instruments with longer maturities.
Our ability to achieve our investment objective depends on our Adviser’s ability to manage and support our investment process. If our Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed.
Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of any of our Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, finance, monitor and invest in companies and instruments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
The Investment Advisory Agreement has a termination provision that allows the parties to terminate the agreement without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by our Adviser upon 60 days’ notice to us. If the agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event the agreement is terminated, it may be difficult for us to replace our Adviser.

Because our business model depends to a significant extent upon relationships with investment banks, commercial banks and CLO collateral managers, the inability of our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
Our Adviser depends on its relationships with investment banks, commercial banks and CLO collateral managers, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom our Adviser has relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
We compete for investments with other investment companies and investment funds (including private equity funds, mezzanine funds and CLOs), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in the junior debt tranches of CLOs. As a result of these new entrants, competition for investment opportunities in the junior debt tranches of CLOs may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for the junior debt tranches of CLOs is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end
management investment company.
A significant portion of our investment portfolio will be recorded at fair value as determined in good faith pursuant to our valuation policies and procedures and, as a result, there will be uncertainty as to the value of our investments.
Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation policies and procedures. Typically, there will not be a public market for the investments that we make. Our investments in the junior debt tranches of CLOs and certain other opportunistic investments are difficult to value by virtue of the fact that they generally are not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter
secondary market for institutional investors. As a result, we will value these securities daily at fair value as determined in good faith pursuant to our valuation policies and procedures. The Board has appointed the Adviser as valuation designee for purposes of determining fair value of the Fund’s assets. Certain factors that may be considered by the Adviser in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such estimates may be unaudited or may be subject to little verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Additionally, the Adviser has engaged third-party pricing and valuation firms to assist in determining the fair value of the Fund’s assets. The Adviser’s ability to value the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by these third-party service providers. Because fair valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed or if we tried to sell our investments. Due to this uncertainty, the Adviser’s fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.
The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our public offering. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you.
We intend, subject to change by the Board, to declare and pay distributions on a monthly basis. We will pay these distributions to our shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a registered investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as the Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your adjusted tax basis in our shares, which may result in increased gain or reduced loss upon the sale of your shares. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We will be required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal controls over financial reporting. As a newly-formed company, developing an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, the CLO junior debt securities in which we invest, and the companies whose securities are held by CLOs will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect.
Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern registered closed-end
management investment companies, RICs or
non-depository
commercial lenders could significantly affect our operations and our cost of doing business. The portfolio companies underlying the CLOs in which we invest are subject to federal, state and local laws and regulations. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, any of which could materially adversely affect our business, including with respect to the types of investments we are permitted to make, and your interest as a shareholder potentially with retroactive effect. In addition, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter its investment strategy in order to avail ourselves of new or different opportunities. These changes could result in material changes to the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Any such changes, if they occur, could have a material adverse effect on our business, results of operations and financial condition and, consequently, the value of your investment in us.
Over the last several years, there has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank
financial sector will be subject to new regulation. While it cannot be known at this time whether these regulations will be implemented or what form they will take, increased regulation of non-bank
credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of us or otherwise adversely affect our business.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as
“non-diversified”
under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
Regulations governing our operation as a registered
closed-end
management investment company affect our ability to raise additional capital and the way in which we do so. As a registered closed-end
management investment company, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage.
We may issue debt securities or preferred shares and/or borrow funds from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end
management

investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding preferred shares, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to the shares being sold pursuant to this prospectus in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our shares or otherwise be in your best interest.
We are generally not able to issue and sell our shares at a price below NAV per share. If we raise additional funds by issuing more shares, then the percentage ownership of our shareholders at that time will decrease, and you may experience dilution.
Our ability to enter into transactions with our affiliates is restricted.
We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company or CLO (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or trustees or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company or CLO of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
On July 28, 2022, the Adviser, and certain funds advised by the Adviser, received the Order, which permits the Fund the ability to negotiate terms other than price and quantity of co-investment
transactions with other funds managed by our Adviser or certain affiliates, where co-investing
would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent trustees who have no financial interest in the transaction must make certain conclusions in connection with a co-investment
transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to us and our shareholders and do not involve overreaching of us or our shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of our shareholders and is consistent with our investment objective and strategies. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest
with other funds managed by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance.

We may also
co-invest
with affiliates consistent with guidance promulgated under the no-action
position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC
No-Action
Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest
in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser, acting on our behalf and on behalf of other clients, negotiates no term other than price. In situations when co-investment
with our Adviser’s or its affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment.
Generally, we will not be entitled to make a
co-investment
in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we will not invest in any issuer in which an affiliate holds a controlling interest.
We are uncertain of our sources for funding our future capital needs; if we cannot obtain equity or debt financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
The net proceeds of this offering will be invested in accordance with our investment objective and policies as soon as practicable after receipt. There is no minimum asset threshold amount that must be raised prior to our investment of net proceeds. Pending investment of the net proceeds in accordance with our investment objective and policies, we invest in money market or short-term, high-quality fixed-income mutual funds. See “Use of Proceeds.” Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or equity financing to operate. Accordingly, in the event that we develop a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to us. Consequently, if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to broaden our portfolio and achieve our investment objective, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.
The failure in cyber-security systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning could impair our ability to conduct business effectively.
Our business operations rely upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, our information technology systems and the systems of our Adviser and third-party service providers could become subject to cyber-attacks. Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on our business, results of operations and financial condition.
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins
or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our shares and our ability to pay distributions to our shareholders.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having OID (such as debt instruments with PIK) interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock.
We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the tax requirement to distribute at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax. See “Certain U.S. Federal Income Tax Matters” in this prospectus.
We are newly organized and have no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. While members of the Adviser who will be active in managing the Fund’s investments have substantial experience, we were recently formed, do not yet have any operating history and has not made any investments.
Risks Related to an Investment in Our Shares of Beneficial Interest
The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.
The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future, if ever. Limited liquidity will be provided to shareholders only through our Repurchase Program, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price the shareholder paid for the shares being repurchased. There is no guarantee that shareholders will be able to sell all of the shares they desire pursuant to our Repurchase Program. The Repurchase Program will include numerous restrictions that limit your ability to sell your shares. Other than with respect to our Repurchase Program discussed in “Repurchases of Shares”, investors have no right to require the Fund to redeem their Shares. See “Repurchases of Shares” for detailed description of the Fund’s Repurchase Program.
Our ability to successfully conduct our continuous offering is dependent, in part, on the ability of PennantPark to successfully identify and establish relationships with Financial Intermediaries.
The success of our continuous public offering, and correspondingly our ability to implement our business strategy, is dependent upon the ability of PennantPark to identify and establish relationships with Financial Intermediaries. If PennantPark fails to perform, we may not be able to raise adequate proceeds through this offering to implement our investment strategy. If we are unsuccessful in implementing our investment strategy, you could lose all or a part of your investment.
Shareholder participation in the Fund’s Repurchase Program may result in adverse consequences for shareholders who remain invested in the Fund.
The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s expense ratio for remaining shareholders, portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share.
The timing of our repurchase offers pursuant to our Repurchase Program may be at a time that is disadvantageous to our shareholders.
When we make repurchase offers pursuant to our Repurchase Program, we may offer to repurchase shares at a price that is lower than the price that investors paid for shares in our offering. As a result, to the extent investors have the ability to sell their shares to us as part of our Repurchase Program, the price at which an investor may sell shares, which will be equal to our NAV per share as of the date of repurchase, may be lower than what an investor paid in connection with the purchase of shares in our offering.
In addition, in the event an investor chooses to participate in our Repurchase Program, the investor will be required to provide us with notice of intent to participate prior to knowing what the NAV per share will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent an investor seeks to sell shares to us as part of our Repurchase Program, the investor will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of this offering may impair our performance. We cannot assure you that we will be able to identify investments that meet our investment objective or that investments that we make will produce a positive return. We may be unable to invest the net proceeds of this offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Before making investments, we invest the net proceeds of this offering primarily in cash, cash equivalents, U.S. government securities, money market funds, short-term, high-quality fixed-income mutual funds, repurchase agreements and high-quality debt instruments maturing in one year or less from the time of investment, which may produce returns that are significantly lower than the returns which we expect to achieve when our portfolio is fully invested in securities meeting our investment objective. As a result, any distributions that we pay while our portfolio is not fully invested in securities meeting our investment objective may be lower than the distributions that we may be able to pay when our portfolio is fully invested in securities meeting our investment objective.
Your interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.
Potential investors will not have preemptive rights to any shares we issue in the future. Our Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes us to issue an unlimited number of shares. After an investor purchases shares, we may elect to sell additional shares in the future, which would dilute an investor’s percentage ownership interest in us. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, you may also experience dilution in the book value and fair value of your shares.
Certain provisions of our Declaration of Trust and bylaws could deter takeover attempts and have an adverse impact on the value of our shares.
Our Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving our shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing our expenses and interfering with our normal operations. The trustees are elected for indefinite terms and do not stand for reelection. Also, we do not intend to hold annual meetings of our shareholders. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining trustees. In addition, shareholders have the power to remove a trustee to the extent provided by the 1940 Act and the rules and regulations thereunder.
Risks Related to Our Adviser and Its Affiliates
We may face additional competition due to the fact that individuals associated with our Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Our Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those we target. The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; the Adviser’s use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by the Fund. See “Conflicts of Interest.”

Our Adviser and its affiliates, including our officers and some of our trustees, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders.
Our Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to public offerings of equity by us, which allow the Adviser to earn increased asset management fees. In addition, our use of leverage increases our assets, and as a result, increases the amount of management fees payable to our Adviser.
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received or interest received in the form of securities rather than cash (i.e., PIK income). If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligations that resulted in the accrual of such income, and such circumstances would result in us paying an incentive fee on income we never received. PIK income will be counted toward the incentive fee that we are obligated to pay to the Adviser even though we do not receive the income in the form of cash.
Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.
Our Adviser’s professionals serve or may serve as officers, directors, trustees or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. For example, Arthur H. Penn, Richard T. Allorto, Jr. and Gerald “Jerry” Cummins, who serve as executive officers of the Fund, also serve as executive officers of PennantPark Floating Rate Capital Ltd. and PennantPark Investment Corp. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.
Furthermore, our Adviser and its affiliates may have existing business relationships or access to material, non-public
information that may prevent it from recommending investment opportunities that would otherwise fit within our investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of our Adviser and its affiliates and their officers and employees will not be devoted exclusively to our business but will be allocated between us and the management of the monies of other advisees of our Adviser and its affiliates.

Our incentive fees may induce our Adviser to make speculative investments.
The potential for our Adviser to earn incentive fees under the Investment Advisory Agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be in our best interests. This could have an adverse impact on the performance of our portfolio and on our returns.
Risks Related to Our Investments
Our investments in CLOs may be riskier and less transparent to us and our shareholders than direct investments in the underlying companies.
We invest primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated ‘BB’ by a NRSRO. Debt tranches rated BB are below investment grade or “junk”. A portion of CLOs in which we invest may be backed primarily by loans to middle market companies (or hold significant portions thereof). To a lesser extent, we may invest in other CLO debt securities, CLO equity or other debt securities as permitted under the Adviser’s allocation policy. CLOs own a pool of Senior Secured Loans, and, generally, there may be less information available to us regarding the Senior Secured Loans underlying the CLOs than if we had invested directly in the debt of the underlying companies. As a result, our shareholders will not know the details of the underlying securities of the CLOs in which we will invest. Our investments in the junior debt tranches of CLOs will also be subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
The portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies in similar markets. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) from broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the foregoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans; payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, which may have a negative impact on our performance and our ability to pay distributions.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans. Accordingly, payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, net of all management fees and other expenses. Payments to us as a holder of CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of Senior Secured Loans may adversely impact our returns.
Our CLO investments are exposed to leveraged credit risk.
We may be in a subordinated position with respect to realized losses on the Senior Secured Loans underlying our investments in the junior debt tranches of CLOs. The leveraged nature of junior debt tranches of

CLOs, in particular, magnifies the adverse impact of Senior Secured Loan defaults. CLO investments represent a leveraged investment with respect to the underlying Senior Secured Loans. Therefore, changes in the market value of the CLOs could be greater than the change in the market value of the underlying Senior Secured Loans, which are subject to credit, liquidity and interest rate risk. Investments in the lowest tranches of CLOs bear the highest level of risk.
There is the potential for interruption and deferral of cashflow.
If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO (e.g., due to Senior Secured Loan defaults), then cashflow that otherwise would have been available to pay distributions on the CLO investments may instead be used to redeem any senior notes or to purchase additional Senior Secured Loans until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CLO investments, which would adversely impact our returns, especially to the extent that our investment is in the junior debt or equity tranches of such CLO.
We may invest in assets with no or limited performance or operating history.
We may invest in assets with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve anticipated returns. Consequently, our profitability, NAV and share price could be adversely affected.
The payment of underlying portfolio manager fees and other charges could adversely impact our returns.
We may invest in securities where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.
The inability of a CLO collateral manager to reinvest the proceeds of the prepayment of Senior Secured Loans may adversely affect us.
There can be no assurance that, in relation to any CLO investment, in the event that any of the Senior Secured Loans of a CLO underlying such investment are prepaid, the CLO collateral manager will be able to reinvest such proceeds in new Senior Secured Loans with equivalent investment returns. If the CLO collateral manager cannot reinvest in new Senior Secured Loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.
Our investments will be subject to prepayments and calls, increasing re-investment
risk.
Our investments and/or the underlying Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the value of our investments. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.
Furthermore, our investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the
“non-call
period”).

The exercise of the call option is by the requisite percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised. Ordinarily, we will not have the requisite CLO equity holder percentage as our primary investment focus is on CLO junior debt tranches.
Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment
risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay distributions.
We will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which we invest.
We will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to our preferences.
Senior Secured Loans of CLOs may be sold and replaced resulting in a loss to us.
The Senior Secured Loans underlying our CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CLO indenture between the CLO and the CLO trustee and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the junior debt tranche would be increased by the leveraged nature of the investment.
Our financial results may be affected adversely if one or more of our significant junior debt or equity investments in a CLO vehicle defaults on its payment obligations or fails to perform as we expect.
We expect that a majority of our portfolio will consist of junior debt, and to a lesser extent, equity, investments in CLOs, which involve a number of significant risks. CLOs are typically highly levered (~10 times), and therefore the junior debt and equity tranches that we invest in are subject to a higher risk of total loss. In particular, investors in CLOs indirectly bear risks of the underlying debt investments held by such CLOs. We will generally have the right to receive payments only from the CLOs and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CLOs. Although it is difficult to predict whether the prices of the securities underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
The investments we make in CLOs will likely be thinly traded or have only a limited trading market. CLO investments are typically privately offered and sold in the primary and secondary markets. As a result, investments in CLOs may be characterized as illiquid securities. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying Senior Secured Loans will not be adequate to make interest or other payments;

(ii) the quality of the underlying Senior Secured Loans may decline in value or default; and (iii) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CLO or unexpected investment results. Further, our investments in junior debt and equity tranches of CLOs will be subordinate to the senior debt tranches thereof.
Investments in structured vehicles, including junior debt and equity instruments issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying Senior Secured Loans held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the Senior Secured Loans underlying the CLOs in which we invest.
Non-investment
grade or “junk” debt involves a greater risk of default and higher price volatility than investment grade debt.
The Senior Secured Loans underlying our CLO investments typically will be rated BB or B, or to a lesser extent, CCC or unrated, by nationally recognized rating agencies.
Non-investment
grade or “junk” securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default and higher price volatility than investment grade debt.
We will have no influence on management of underlying investments managed by non-affiliated,
third-party CLO collateral managers.
We will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments we hold where those portfolios are managed by non-affiliated,
third-party CLO collateral managers. Similarly, we will not be responsible for and will have no influence over the day-to-day
management, administration or any other aspect of the issuers of the individual securities. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third-party CLO collateral managers.
Our investments in CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
We anticipate that the CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CLOs that are PFICs), we may be subject to U.S. federal income tax on any “excess distribution” received on, or gain from the disposition of, such shares. Additional charges in the nature of interest may be imposed on us in respect of deferred taxes arising from such distributions or gains. This additional tax and interest may apply even if we make a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares as a taxable dividend by us to our shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFICs income for each year regardless of whether we receive any distributions from such PFICs. We must nonetheless distribute such income to maintain our status as a RIC.
If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.
To the extent OID and PIK interest constitute a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include OID instruments and PIK interest arrangements, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:

•
The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.

•	Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur at the maturity of the obligation.

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. OID and PIK income may also create uncertainty about the source of our cash distributions.

•	Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash.
For accounting purposes, any cash distributions to shareholders representing OID and PIK income are not treated as coming from paid-in
capital, even if the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
We may invest in other registered investment companies, such as exchange-traded funds, and as such, we must bear the ratable share of that investment company’s expenses and are exposed to other risks of investing in investment companies.
When investing in an investment company, the Fund will generally bear its pro rata portion of the investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. Our shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. The Fund may invest in exchange-traded funds (“ETFs”), which are open-end
investment companies, the shares of which are traded on a national securities exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. There can be no assurances that an ETF’s investment objectives will be achieved. ETFs are subject to the risks of investing in the underlying securities. Applicable law may limit the Fund’s ability to invest in other investment companies. Section 12(d)(1) of the 1940 Act provides that the Fund may not: (1) purchase more than 3% of a registered investment company’s outstanding shares; (2) invest more than 5% of the Fund’s assets in any single such investment company, or (3) invest more than 10% of the Fund’s assets in investment companies overall, unless the Fund can rely on statutory exemptions from the 5% and 10% limits, including the exemptions under Section 12(d)(1)(F), and accompanying Rule
12d1-3,
or the underlying investment company and the Fund take appropriate steps to comply with Rule
12d1-4,
which requires, among other items, that the underlying investment company and Fund enter into a fund of funds investment agreement.
We may invest in business development companies, which carry risks similar to those of a private equity or venture capital fund.
A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. Securities issued by BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDC securities that we intend to purchase may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC’s common share income will fall if the distribution rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors or its valuation designee, which may be its investment adviser, which may create uncertainty as to the value of the BDC’s investments. In addition, by investing in BDCs, the Fund may incur upfront and ongoing fees relating to its purchase of shares of BDCs, and fees payable by such BDCs to compensate their management teams through asset-based fees, including: (i) a base management fee in the range of 1.5% to 2.0% of such BDC’s total assets; and (ii) an incentive fee in the range of 20% of such BDC’s net investment income, and in most cases in the range of 20% of such BDC’s capital gains. Our shareholders will indirectly bear a portion of such expenses.
We may invest in private investment funds, including but not limited to private debt funds and private real estate funds, managed by unaffiliated institutional asset managers, and our performance depends in part upon the performance of the private investment fund managers and selected strategies.
We may invest in private investment funds, including but not limited to private debt funds and private real estate funds, managed by unaffiliated institutional asset managers. As such, our performance may depend in part upon the performance of the private investment fund managers and selected strategies, the adherence by such private investment fund managers to such selected strategies, the instruments used by such private investment fund managers and the Adviser’s ability to select private investment fund managers and strategies and effectively allocate our assets among them. Our investments in private investment funds subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses. Our shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, which may include incentive allocations or fees and expenses at the private investment fund level. In addition, as discussed below, private investment funds do not have the legal protection of mutual funds and are not required to disclose their holdings and financial information, and in that regard we may have difficulty monitoring the operations and performance of the private investment funds in which we invest because of, for example, limited access to information about their investments and valuations. Investing in private funds may also involve risks related to illiquidity, valuation and complex fee structures.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain private investment funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain private investment funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.

We may not be able to invest in certain private investment funds that are oversubscribed or closed, or we may be able to allocate only a limited amount of assets to a private investment fund that has been identified as an attractive opportunity. Our investments in certain private investment funds may be subject to lock-up
periods, during which we may not withdraw our investment. We may invest indirectly a substantial portion of its assets in private investment funds that follow a particular type of investment strategy, which may expose us to the risks of that strategy. Many of our assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a private investment fund, may receive an in-kind
distribution of securities that are illiquid or difficult to value and difficult to dispose of, which may impact the performance of the Fund.
Private investment fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private investment fund managers may invest the private investment funds’ assets in securities of
non-U.S.
issuers, and our assets may be invested in private investment funds that may be denominated in
non-U.S.
currencies, thereby exposing us to various risks that may not be applicable to U.S. securities. Private investment fund managers may focus primarily on a particular industry, which would subject the private investment funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Private investment fund managers may focus on a particular country or geographic region, which may subject private investment funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private investment fund managers may use derivatives for speculative or hedging purposes. Private investment funds may incur leverage for investment or other purposes, which may increase the volatility of the private investment funds. Private investment fund managers may sell short securities held by private investment funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that private investment funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private investment fund managers may change their investment strategies at any time. Private investment fund managers may invest the private investment funds’ assets without limitation in restricted and illiquid securities. Private investment fund managers may invest the investment funds’ assets in equity securities without limitation as to market capitalization. Private investment funds may invest in equity securities issued by smaller capitalization companies, including micro-cap
companies, the prices of which may be subject to erratic market movements.
Private investment funds are not publicly traded and therefore are not liquid investments. See “Risk Factors — Risks Related to an Investment in Our Shares of Beneficial Interest — The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.” As a result, we may consider information provided by the asset manager to determine the value of our investment in the private investment fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third-party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the private investment funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately our shares. Private investment funds that invest primarily in publicly traded securities are more easily valued.
To the extent that we make opportunistic investments in private investment funds that provide exposure to Senior Secured Loans and fixed income securities that are acquired in the secondary market (i.e., secondary investments), the Fund is subject to certain additional risks. Such secondary investments may be acquired at a discount to their reported fair value, which may result in unrealized gains at the time we next calculate our NAV. The valuation of such secondary investments may be difficult, as there generally will be no established market for such investments. Additionally, the Fund can only value private funds at NAV if permitted by applicable accounting standards (e.g., U.S. GAAP). Also, our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. For more information about our fair valuation of certain of our portfolio securities, see “
A
significant portion of our

investment portfolio will be recorded at fair value
as determined in good faith pursuant
to our valuation policies and procedures and, as a result, there will be uncertainty as to the value of our investments” above.
The acquisition price paid by us generally will not be identical to the subsequent fair value of the secondary investment, which may be, at times, higher or lower than such acquisition price. Accordingly, secondary investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the secondary investment reported by the holder and the negotiated purchase price. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Conversely, a secondary investment sold at a discount will result in a decrease in our NAV and performance by the difference between the value of the investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by the Fund for its secondary investments and the structure of such acquisitions.
In addition to valuation risk, shareholders of private investment funds are not entitled to the protections of the 1940 Act, including with respect to leverage and affiliated transactions, including certain types of conflicts of interest. For example, private investment funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, private investment funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, private investment fund managers may have limited operating histories upon which to evaluate their performance, and some private investment fund managers may not be registered under the Advisers Act. Further, private investment fund managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 15.0% of a private investment fund’s net profits (or more in certain limited circumstances), which may create incentives for private investment fund managers to make investments that are riskier or more speculative than in the absence of these fees. Private investment funds may also charge performance-based compensation fees beyond that which are permitted for registered funds and such fees may be charged even when the private investment funds or the Fund experience losses. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.
Private equity investments are extremely speculative and come with a variety of risks, including the risk that one or more, or in some cases all, of the Fund’s investments will not be realized, or will not be realized in an amount that is profitable or that was expected at the time of initial investment, and that a portion, or the entire amount, of our investment will be lost.
Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships pursuing a private equity strategy may be more illiquid than securities issued by other private funds or other pooled public or private investment vehicles generally, because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for investors with long-term investment horizons who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. We may not sell, transfer, exchange, assign, pledge, hypothecate or otherwise dispose of our interests in a private equity fund, nor may we withdraw from such fund, without the consent of the general partner of the fund, which consent may be withheld in the general partner’s sole discretion. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Due to recent market conditions, however, the availability of such financing has been reduced dramatically, limiting the ability of private equity to obtain the required financing. The investments made by private partnerships, private equity funds or other pooled public or private investment vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value since no ready market typically exists for the securities of companies held in a private equity portfolio, which are often privately placed and not registered under the Securities Act. Unless and until those investments are sold or mature into marketable securities they will remain illiquid and their valuations will be subject to the Adviser’s application of valuation models and/or subjective inputs that may or may not result in a valuation that reflects what the private partnership, private equity fund or other pooled public or private investment vehicle currently could or ultimately in the future may realize from a sale of or other realization event with respect to a company held in its portfolio.
Mezzanine debt, including senior unsecured and subordinated loans, is not secured by any collateral and is effectively subordinated to the borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness).
We may invest in mezzanine debt. Structurally, mezzanine debt usually ranks subordinate in priority of payment to senior debt, such as senior bank debt, and is often unsecured. However, mezzanine debt rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine debt generally earns a higher return than senior secured loans. The warrants associated with mezzanine debt are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine debt also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.
We are subject to risks associated with loan accumulation facilities.
We may invest capital in loan accumulation facilities (LAFs), which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market
losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
Our synthetic investments involve certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. We generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.
Risks Related to Debt Financing
We may incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in our shares and may increase the risk of investing in our shares.
The Fund’s use of leverage, if any, creates the opportunity for increased returns in the Fund, but it also creates special risks. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile.
Any investments of the net proceeds that the Fund obtains from its sources of leverage (including through borrowings, as well as from any future issuance of preferred shares) will be made in accordance with the Fund’s investment objective and policies as described in this Prospectus. Interest or other expenses payable by the Fund with respect to its leverage (or distributions payable with respect to any outstanding preferred shares) will generally be at fixed rates. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher distributions to shareholders than if the Fund were not so leveraged. If, however, the cost of obtaining leverage rises relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings and the distribution rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Shares. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher return on the Shares, and it may result in losses.
Leverage creates several major types of risks for shareholders, including:

•	the likelihood of greater volatility of the Fund’s NAV per share, and of the investment return to shareholders, than a comparable portfolio without leverage;

•	the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; and

•	the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the Fund’s NAV per share than if the Fund were not leveraged.
In addition, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.
The fees received by the Adviser are based on the average daily managed assets of the Fund (which include any assets attributable to leverage). Therefore, the Adviser has a financial incentive to cause the Fund to use leverage (e.g., borrowings) or to issue preferred shares, which may create a conflict of interest, on the one hand, and the shareholders, on the other hand. The Fund may face additional risks, depending on the type of leverage used.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in shares of the Fund assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50%, (iii) $50.0 million in debt outstanding (i.e., assumes that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding) and (iv) $100.0 million in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Our Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to us. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to us in order to determine the return available to shareholders. The return available to shareholders is then divided by our shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Our Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to shareholders	-17.75%	-10.25%	-2.75%	4.75%	12.25%
Similarly, assuming (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50% and (iii) $50.0 million in debt outstanding (i.e., assuming that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding), the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.833% in order to cover the annual interest payments on its outstanding debt.

Preferred stock has the same risks to our common shareholders as borrowings.
Preferred stock, which is another form of leverage, has the same risks to our common shareholders as borrowings because the dividends on any preferred stock we issue may be cumulative. Payment of such dividends and repayment of the liquidation preference of such preferred stock must take preference over any dividends or other payments to our common shareholders, and preferred shareholders are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference.
Changes in interest rates may affect our cost of capital and net investment income.
If we borrow funds to make investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. Adverse developments resulting from changes in interest rates could have a material adverse effect on our business, financial condition and results of operations.
You should also be aware that a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates may make it easier for us to meet or exceed the subordinated incentive fee preferred return and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive
fee net investment income.

Effects of Leverage [Text Block]
Leverage creates several major types of risks for shareholders, including:

•	the likelihood of greater volatility of the Fund’s NAV per share, and of the investment return to shareholders, than a comparable portfolio without leverage;

•	the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; and

•	the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the Fund’s NAV per share than if the Fund were not leveraged.
In addition, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.
The fees received by the Adviser are based on the average daily managed assets of the Fund (which include any assets attributable to leverage). Therefore, the Adviser has a financial incentive to cause the Fund to use leverage (e.g., borrowings) or to issue preferred shares, which may create a conflict of interest, on the one hand, and the shareholders, on the other hand. The Fund may face additional risks, depending on the type of leverage used.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in shares of the Fund assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50%, (iii) $50.0 million in debt outstanding (i.e., assumes that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding) and (iv) $100.0 million in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Our Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to us. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to us in order to determine the return available to shareholders. The return available to shareholders is then divided by our shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Our Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to shareholders	-17.75%	-10.25%	-2.75%	4.75%	12.25%
Similarly, assuming (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50% and (iii) $50.0 million in debt outstanding (i.e., assuming that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding), the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.833% in order to cover the annual interest payments on its outstanding debt.

Annual Interest Rate [Percent]	1.833%
Effects of Leverage [Table Text Block]
Illustration.
The following table illustrates the effect of leverage on returns from an investment in shares of the Fund assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50%, (iii) $50.0 million in debt outstanding (i.e., assumes that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding) and (iv) $100.0 million in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Our Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to us. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to us in order to determine the return available to shareholders. The return available to shareholders is then divided by our shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Our Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to shareholders	-17.75%	-10.25%	-2.75%	4.75%	12.25%

Return at Minus Ten [Percent]	(17.75%)
Return at Minus Five [Percent]	(10.25%)
Return at Zero [Percent]	(2.75%)
Return at Plus Five [Percent]	4.75%
Return at Plus Ten [Percent]	12.25%
Effects of Leverage, Purpose [Text Block]	The following table illustrates the effect of leverage on returns from an investment in shares of the Fund assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Excluding Amount Shown Under (3)
Class A Shares	Unlimited	None	$0
Class C Shares	Unlimited	None	$0
Class I Shares	Unlimited	None	$100,000

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
The Board may change our investment objective or may modify or waive our current operating policies and strategies without prior notice or shareholder approval, the effects of which may be adverse.
Our investment objective is to generate current income and, as a secondary objective, long-term capital appreciation. We invest primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated ‘BB’ by a NRSRO. A portion of CLOs in which we invest may be backed primarily by loans to middle market companies (or hold significant portions thereof). The Adviser defines “middle market” to generally mean companies with EBITDA of between approximately $10 million and $50 million. The Board has the authority to modify or waive our current operating policies, investment criteria and strategies without prior notice and without shareholder approval. Our investment objective, however, may also be changed by the Board. We cannot predict the effect any changes to our investment objective, current operating policies, investment criteria and strategies would have on our business, NAV, operating results or the value of our shares. However, the effects might be adverse, which could negatively impact our ability to pay you distributions and cause you to lose all or part of your investment. Finally, since our shares are not listed on a national securities exchange, you will be limited in your ability to sell your shares in response to any changes in our investment objective, operating policies, investment criteria or strategies.
Global economic, regulatory and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact both the perception of credit risk associated with our invest portfolio and our ability to access the capital markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our shares.
Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to our business. Natural disasters, public health emergencies (including pandemics and epidemics) and other global events of force majeure can negatively affect the Funds’ investments. Such events can cause unemployment and economic downturns within an industry or a geographic region in which a Fund invests. They can also directly disrupt the operations, cash flows and overall financial condition of an issuer in which a Fund invests. The Board retains oversight and other duties with respect to the management of the Fund, including the declaration of dividends, which decision-making may be impacted by such events. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing
loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the European Union (the “EU”), instability in the Chinese capital markets and the
COVID-19
pandemic. Global market and economic disruptions have affected, and may in the future affect, the U.S. capital markets, which could adversely affect our business, financial condition or results of operations. We cannot assure you that market disruptions in Europe and other regions or countries, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Moreover, there is a risk of both sector-specific and broad-based corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which we operate and could have a material adverse impact on our business prospects and financial condition.
Various social and political circumstances in the U.S. and around the world including wars and other forms of conflict, rising trade tensions between the United States and China, and other uncertainties regarding actual and potential shifts in the U.S. and foreign trade and tariff arrangements, economic and other policies, terrorist acts, security operations, catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics, and climate change and climate-related events, may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Specifically, the rising conflict between Russia and Ukraine, and resulting market volatility, could adversely affect our business, financial condition or results of operations.
In response to the conflict between Russia and Ukraine, the U.S. and other countries have imposed sanctions or other restrictive actions against Russia. Any of the above factors, including sanctions, export controls, tariffs, trade wars and other governmental actions, could have a material adverse effect on our business, financial condition, cash flows and results of operations and could cause the market value of our common shares and/or debt securities to decline. In addition, the Israel-Hamas and Israel-Iran conflicts as well as the potential risk for a wider conflict could negatively affect financial markets. This conflict could disrupt regional trade and supply chains, potentially affecting U.S. businesses with exposure to the region. Additionally, the Middle East plays a pivotal role in the global energy sector, and prolonged instability could impact oil prices, leading to increased costs for businesses and consumers. Furthermore, the U.S.’s diplomatic ties and commitments in the region mean that it might become more directly involved, either diplomatically or militarily, diverting attention and resources. These market and economic disruptions could also negatively impact the operating results of our portfolio companies. Any prolonged disruptions in the business of the portfolio companies underlying the CLOs in which we invest, including a disruption in their supply chains may adversely affect their ability to obtain the necessary raw materials or components to make their products or cause a decline in the demand for their products or services, leading to a negative impact on their operating results.
Additionally, the Federal Reserve’s actions with respect to interest rates remains uncertain. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact our ability to access the debt markets and capital markets on favorable terms.
Rising interest rates may adversely affect the value of our portfolio investments which could have an adverse effect on our business, financial condition and results of operations.
Our debt investments may be based on floating rates, such as SOFR. General interest rate fluctuations may have a substantial negative impact on our investments, the value of our shares and our rate of return on invested capital. A reduction in the interest rates on new investments relative to interest rates on current investments could also have an adverse impact on our net interest income. An increase in interest rates could decrease the value of any investments we hold which earn fixed interest rates, including subordinated loans, senior and junior secured and unsecured debt securities and loans and high yield bonds, and also could increase our interest expense, thereby decreasing our net income. Also, an increase in interest rates available to investors could make investment in our shares less attractive if we are not able to increase our distribution rate, which could reduce the value of our shares.
Because we may borrow funds and may issue preferred shares to finance investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds or pay distributions on preferred shares and the rate that our investments yield. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates, our cost of funds would increase except to the extent we have issued fixed rate debt or preferred shares, which could reduce our net investment income.
You should also be aware that a change in the general level of interest rates can be expected to lead to a change in the interest rate we receive on many of our debt investments. Accordingly, a change in interest rates could make it easier for us to meet or exceed the performance threshold and may result in a substantial increase in the amount of incentive fees payable to our Adviser.
We are subject to risks related to inflation.
Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to shareholders. As inflation increases, the real value of our shares and dividends therefore may decline. In addition, during any periods of rising inflation, interest rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to shareholders. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and our investments may not keep pace with inflation, which may result in losses to our shareholders. This risk is greater for fixed-income instruments with longer maturities.
Our ability to achieve our investment objective depends on our Adviser’s ability to manage and support our investment process. If our Adviser were to lose access to its professionals, our ability to achieve our investment objective could be significantly harmed.
Since we have no employees, we will depend on the investment expertise, skill and network of business contacts of our Adviser. Our Adviser will evaluate, negotiate, structure, execute, monitor and service our investments. Our future success will depend to a significant extent on the continued service and coordination of the professionals of our Adviser. The departure of any of our Adviser’s professionals could have a material adverse effect on our ability to achieve our investment objective.
Our ability to achieve our investment objective depends on our Adviser’s ability to identify, analyze, finance, monitor and invest in companies and instruments that meet our investment criteria. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve our investment objective, our Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process. Our Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support our investment process could have a material adverse effect on our business, financial condition and results of operations.
The Investment Advisory Agreement has a termination provision that allows the parties to terminate the agreement without penalty. For example, the Investment Advisory Agreement may be terminated at any time, without penalty, by our Adviser upon 60 days’ notice to us. If the agreement is terminated, it may adversely affect the quality of our investment opportunities. In addition, in the event the agreement is terminated, it may be difficult for us to replace our Adviser.

Because our business model depends to a significant extent upon relationships with investment banks, commercial banks and CLO collateral managers, the inability of our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
Our Adviser depends on its relationships with investment banks, commercial banks and CLO collateral managers, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If our Adviser fails to maintain its existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom our Adviser has relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
We compete for investments with other investment companies and investment funds (including private equity funds, mezzanine funds and CLOs), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, invest in the junior debt tranches of CLOs. As a result of these new entrants, competition for investment opportunities in the junior debt tranches of CLOs may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms and structure. If we are forced to match our competitors’ pricing, terms and structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for the junior debt tranches of CLOs is underserved by financing sources generally. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act will impose on us as a registered closed-end
management investment company.
A significant portion of our investment portfolio will be recorded at fair value as determined in good faith pursuant to our valuation policies and procedures and, as a result, there will be uncertainty as to the value of our investments.
Under the 1940 Act, we are required to carry our investments at market value or, if there is no readily available market value, at fair value as determined pursuant to our valuation policies and procedures. Typically, there will not be a public market for the investments that we make. Our investments in the junior debt tranches of CLOs and certain other opportunistic investments are difficult to value by virtue of the fact that they generally are not publicly traded or actively traded on a secondary market but, instead, are traded on a privately negotiated over-the-counter
secondary market for institutional investors. As a result, we will value these securities daily at fair value as determined in good faith pursuant to our valuation policies and procedures. The Board has appointed the Adviser as valuation designee for purposes of determining fair value of the Fund’s assets. Certain factors that may be considered by the Adviser in determining the fair value of our investments include dealer quotes for securities traded on the secondary market for institutional investors, the nature and realizable value of any collateral and estimates of the value of securities in which we invest, which will be supplied, directly or indirectly, by banks, other market counterparties or pricing systems or estimates. Such estimates may be unaudited or may be subject to little verification or other due diligence and may not comply with generally accepted accounting practices or other valuation principles. In addition, these entities may not provide estimates of the value of the securities in which we invest on a regular or timely basis or at all with the result that the values of such investments may be estimated by our Adviser on the basis of information available at the time. Additionally, the Adviser has engaged third-party pricing and valuation firms to assist in determining the fair value of the Fund’s assets. The Adviser’s ability to value the Fund’s investments in an accurate and timely manner may be impacted by technological issues and/or errors by these third-party service providers. Because fair valuations, and particularly valuations of private securities, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these non-traded
securities existed or if we tried to sell our investments. Due to this uncertainty, the Adviser’s fair value determinations may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize upon the sale of one or more of our investments.
The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from our public offering. Therefore, portions of the distributions that we make may be a return of the money that you originally invested and represent a return of capital to you.
We intend, subject to change by the Board, to declare and pay distributions on a monthly basis. We will pay these distributions to our shareholders out of assets legally available for distribution. While our Adviser may agree to limit our expenses to ensure that such expenses are reasonable in relation to our income, we cannot assure you that we will achieve investment results that will allow us to make a targeted level of cash distributions or year-to-year
increases in cash distributions. Our ability to pay distributions might be adversely affected by, among other things, the impact of one or more of the risk factors described in this prospectus. In addition, the inability to satisfy the asset coverage test applicable to us as a registered investment company may limit our ability to pay distributions. All distributions will be paid at the discretion of the Board and will depend on our earnings, our financial condition, maintenance of our RIC status, compliance with applicable investment company regulations and such other factors as the Board may deem relevant from time to time. We cannot assure you that we will pay distributions to our shareholders in the future. In the event that we encounter delays in locating suitable investment opportunities, we may pay all or a substantial portion of our distributions from the proceeds of our public offering or from borrowings in anticipation of future cash flow, which may constitute a return of your capital. Such a return of capital is not immediately taxable, but reduces your adjusted tax basis in our shares, which may result in increased gain or reduced loss upon the sale of your shares. Distributions from the proceeds of our public offering or from borrowings will be distributed after payment of fees and expenses and could reduce the amount of capital we ultimately invest in our investments.
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We will be required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal controls over financial reporting. As a newly-formed company, developing an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

Changes in laws or regulations governing our operations may adversely affect our business or cause us to alter our business strategy.
We, the CLO junior debt securities in which we invest, and the companies whose securities are held by CLOs will be subject to regulation at the local, state and federal level. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, including those governing the types of investments we are permitted to make, any of which could harm us and our shareholders, potentially with retroactive effect.
Additionally, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter our investment strategy to avail ourselves of new or different opportunities. Such changes could result in material differences to our strategies and plans as set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Thus, any such changes, if they occur, could have a material adverse effect on our results of operations and the value of your investment.
Changes in the laws or regulations or the interpretations of the laws and regulations that govern registered closed-end
management investment companies, RICs or
non-depository
commercial lenders could significantly affect our operations and our cost of doing business. The portfolio companies underlying the CLOs in which we invest are subject to federal, state and local laws and regulations. New legislation may be enacted or new interpretations, rulings or regulations could be adopted, any of which could materially adversely affect our business, including with respect to the types of investments we are permitted to make, and your interest as a shareholder potentially with retroactive effect. In addition, any changes to the laws and regulations governing our operations relating to permitted investments may cause us to alter its investment strategy in order to avail ourselves of new or different opportunities. These changes could result in material changes to the strategies and plans set forth in this prospectus and may result in our investment focus shifting from the areas of expertise of our Adviser to other types of investments in which our Adviser may have less expertise or little or no experience. Any such changes, if they occur, could have a material adverse effect on our business, results of operations and financial condition and, consequently, the value of your investment in us.
Over the last several years, there has been an increase in regulatory attention to the extension of credit outside of the traditional banking sector, raising the possibility that some portion of the non-bank
financial sector will be subject to new regulation. While it cannot be known at this time whether these regulations will be implemented or what form they will take, increased regulation of non-bank
credit extension could negatively impact our operations, cash flows or financial condition, impose additional costs on us, intensify the regulatory supervision of us or otherwise adversely affect our business.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as
“non-diversified”
under the 1940 Act. As a result, we will be able to invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
Regulations governing our operation as a registered
closed-end
management investment company affect our ability to raise additional capital and the way in which we do so. As a registered closed-end
management investment company, the necessity of raising additional capital may expose us to risks, including the typical risks associated with leverage.
We may issue debt securities or preferred shares and/or borrow funds from banks or other financial institutions, which we refer to collectively as “senior securities,” up to the maximum amount permitted by the 1940 Act. Under the provisions of the 1940 Act, we are permitted, as a registered closed-end
management

investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we are permitted to issue additional preferred shares so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred shares, is at least 200% after each issuance of such preferred shares. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding preferred shares, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our shareholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred shares, the preferred shares would rank “senior” to the shares being sold pursuant to this prospectus in our capital structure, preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our shareholders, and the issuance of preferred shares could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our shares or otherwise be in your best interest.
We are generally not able to issue and sell our shares at a price below NAV per share. If we raise additional funds by issuing more shares, then the percentage ownership of our shareholders at that time will decrease, and you may experience dilution.
Our ability to enter into transactions with our affiliates is restricted.
We are prohibited under the 1940 Act from participating in certain transactions with our affiliates without the prior approval of the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities will be our affiliate for purposes of the 1940 Act and we are generally prohibited from buying or selling any securities from or to such affiliate. The 1940 Act also prohibits certain “joint” transactions with certain of our affiliates, which could include investments in the same portfolio company or CLO (whether at the same or different times), without prior approval of the SEC. If a person acquires more than 25% of our voting securities, we will be prohibited from buying or selling any security from or to such person or certain of that person’s affiliates, or entering into prohibited joint transactions with such persons, absent the prior approval of the SEC. Similar restrictions limit our ability to transact business with our officers or trustees or their affiliates. As a result of these restrictions, we may be prohibited from buying or selling any security from or to any portfolio company or CLO of an investment fund managed by our Adviser or its affiliates without the prior approval of the SEC, which may limit the scope of investment opportunities that would otherwise be available to us.
On July 28, 2022, the Adviser, and certain funds advised by the Adviser, received the Order, which permits the Fund the ability to negotiate terms other than price and quantity of co-investment
transactions with other funds managed by our Adviser or certain affiliates, where co-investing
would otherwise be prohibited under the 1940 Act, subject to the conditions included therein. Under the terms of the Order, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our independent trustees who have no financial interest in the transaction must make certain conclusions in connection with a co-investment
transaction, including that (1) the terms of the proposed transaction, including the consideration to be paid, are reasonable and fair to us and our shareholders and do not involve overreaching of us or our shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of our shareholders and is consistent with our investment objective and strategies. The Order also imposes reporting and record keeping requirements and limitations on transactional fees. We may only co-invest
with other funds managed by our Adviser or certain affiliates in accordance with such Order and existing regulatory guidance.

We may also
co-invest
with affiliates consistent with guidance promulgated under the no-action
position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC
No-Action
Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest
in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser, acting on our behalf and on behalf of other clients, negotiates no term other than price. In situations when co-investment
with our Adviser’s or its affiliates’ other clients is not permitted under the 1940 Act and related rules, existing or future staff guidance, or the terms and conditions of the exemptive relief granted to us by the SEC, our Adviser will need to decide which client or clients will proceed with the investment.
Generally, we will not be entitled to make a
co-investment
in these circumstances and, to the extent that another client elects to proceed with the investment, we will not be permitted to participate. Moreover, except in certain circumstances, we will not invest in any issuer in which an affiliate holds a controlling interest.
We are uncertain of our sources for funding our future capital needs; if we cannot obtain equity or debt financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected.
The net proceeds of this offering will be invested in accordance with our investment objective and policies as soon as practicable after receipt. There is no minimum asset threshold amount that must be raised prior to our investment of net proceeds. Pending investment of the net proceeds in accordance with our investment objective and policies, we invest in money market or short-term, high-quality fixed-income mutual funds. See “Use of Proceeds.” Any working capital reserves we maintain may not be sufficient for investment purposes, and we may require debt or equity financing to operate. Accordingly, in the event that we develop a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to us. Consequently, if we cannot obtain debt or equity financing on acceptable terms, our ability to acquire investments and to expand our operations will be adversely affected. As a result, we would be less able to broaden our portfolio and achieve our investment objective, which may negatively impact our results of operations and reduce our ability to make distributions to our shareholders.
The failure in cyber-security systems, as well as the occurrence of events unanticipated in our disaster recovery systems and management continuity planning could impair our ability to conduct business effectively.
Our business operations rely upon secure information technology systems for data processing, storage and reporting. Despite careful security and controls design, implementation and updating, our information technology systems and the systems of our Adviser and third-party service providers could become subject to cyber-attacks. Network, system, application and data breaches could result in operational disruptions or information misappropriation, which could have a material adverse effect on our business, results of operations and financial condition.
The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in our disaster recovery systems, or a support failure from external providers, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing, transmission, storage, and retrieval systems or destroy data. If a significant number of our managers were unavailable in the event of a disaster, our ability to effectively conduct our business could be severely compromised.
We depend heavily upon computer systems to perform necessary business functions. Despite our implementation of a variety of security measures, our computer systems could be subject to cyber-attacks and unauthorized access, such as physical and electronic break-ins
or unauthorized tampering. Like other companies, we may experience threats to our data and systems, including malware and computer virus attacks, unauthorized access, system failures and disruptions. If one or more of these events occurs, it could potentially jeopardize the confidential, proprietary and other information processed and stored in, and transmitted through, our computer systems and networks, or otherwise cause interruptions or malfunctions in our operations, which could result in damage to our reputation, financial losses, litigation, increased costs, regulatory penalties and/or customer dissatisfaction or loss.
These events, in turn, could have a material adverse effect on our operating results and negatively affect the market price of our shares and our ability to pay distributions to our shareholders.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having OID (such as debt instruments with PIK) interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock.
We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even if we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the tax requirement to distribute at least 90% of our net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital, make a partial share distribution, or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, and choose not to make a qualifying share distribution, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax. See “Certain U.S. Federal Income Tax Matters” in this prospectus.
We are newly organized and have no operating history.
The Fund is a newly organized,
non-diversified,
closed-end
management investment company with no operating history. While members of the Adviser who will be active in managing the Fund’s investments have substantial experience, we were recently formed, do not yet have any operating history and has not made any investments.

Risks Related to an Investment in Our Shares of Beneficial Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in Our Shares of Beneficial Interest
The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.
The shares offered by us are illiquid assets for which there is not expected to be any secondary market nor is it expected that any will develop in the foreseeable future, if ever. Limited liquidity will be provided to shareholders only through our Repurchase Program, subject to certain restrictions and limitations, at a price which may reflect a discount from the purchase price the shareholder paid for the shares being repurchased. There is no guarantee that shareholders will be able to sell all of the shares they desire pursuant to our Repurchase Program. The Repurchase Program will include numerous restrictions that limit your ability to sell your shares. Other than with respect to our Repurchase Program discussed in “Repurchases of Shares”, investors have no right to require the Fund to redeem their Shares. See “Repurchases of Shares” for detailed description of the Fund’s Repurchase Program.
Our ability to successfully conduct our continuous offering is dependent, in part, on the ability of PennantPark to successfully identify and establish relationships with Financial Intermediaries.
The success of our continuous public offering, and correspondingly our ability to implement our business strategy, is dependent upon the ability of PennantPark to identify and establish relationships with Financial Intermediaries. If PennantPark fails to perform, we may not be able to raise adequate proceeds through this offering to implement our investment strategy. If we are unsuccessful in implementing our investment strategy, you could lose all or a part of your investment.
Shareholder participation in the Fund’s Repurchase Program may result in adverse consequences for shareholders who remain invested in the Fund.
The Fund believes that repurchase offers are generally beneficial to the Fund’s shareholders and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s expense ratio for remaining shareholders, portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV per share.
The timing of our repurchase offers pursuant to our Repurchase Program may be at a time that is disadvantageous to our shareholders.
When we make repurchase offers pursuant to our Repurchase Program, we may offer to repurchase shares at a price that is lower than the price that investors paid for shares in our offering. As a result, to the extent investors have the ability to sell their shares to us as part of our Repurchase Program, the price at which an investor may sell shares, which will be equal to our NAV per share as of the date of repurchase, may be lower than what an investor paid in connection with the purchase of shares in our offering.
In addition, in the event an investor chooses to participate in our Repurchase Program, the investor will be required to provide us with notice of intent to participate prior to knowing what the NAV per share will be on the repurchase date. Although an investor will have the ability to withdraw a repurchase request prior to the repurchase date, to the extent an investor seeks to sell shares to us as part of our Repurchase Program, the investor will be required to do so without knowledge of what the repurchase price of our shares will be on the repurchase date.
We may be unable to invest a significant portion of the net proceeds of our offering on acceptable terms in an acceptable timeframe.
Delays in investing the net proceeds of this offering may impair our performance. We cannot assure you that we will be able to identify investments that meet our investment objective or that investments that we make will produce a positive return. We may be unable to invest the net proceeds of this offering on acceptable terms within the time period that we anticipate or at all, which could harm our financial condition and operating results.

Before making investments, we invest the net proceeds of this offering primarily in cash, cash equivalents, U.S. government securities, money market funds, short-term, high-quality fixed-income mutual funds, repurchase agreements and high-quality debt instruments maturing in one year or less from the time of investment, which may produce returns that are significantly lower than the returns which we expect to achieve when our portfolio is fully invested in securities meeting our investment objective. As a result, any distributions that we pay while our portfolio is not fully invested in securities meeting our investment objective may be lower than the distributions that we may be able to pay when our portfolio is fully invested in securities meeting our investment objective.
Your interest in us will be diluted if we issue additional shares, which could reduce the overall value of an investment in us.
Potential investors will not have preemptive rights to any shares we issue in the future. Our Second Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes us to issue an unlimited number of shares. After an investor purchases shares, we may elect to sell additional shares in the future, which would dilute an investor’s percentage ownership interest in us. In addition, depending upon the terms and pricing of any additional offerings and the value of our investments, you may also experience dilution in the book value and fair value of your shares.
Certain provisions of our Declaration of Trust and bylaws could deter takeover attempts and have an adverse impact on the value of our shares.
Our Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board, and could have the effect of depriving our shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing our expenses and interfering with our normal operations. The trustees are elected for indefinite terms and do not stand for reelection. Also, we do not intend to hold annual meetings of our shareholders. A trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining trustees. In addition, shareholders have the power to remove a trustee to the extent provided by the 1940 Act and the rules and regulations thereunder.

Risks Related to Our Adviser and Its Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Adviser and Its Affiliates
We may face additional competition due to the fact that individuals associated with our Adviser are not prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Our Adviser’s professionals are not prohibited from raising money for and managing another investment entity that makes the same types of investments as those we target. The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services that may be provided by the Adviser and its affiliates to issuers in which the Fund invests; investment by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; the Adviser’s use of information gained from issuers in the Fund’s portfolio investments by other clients, subject to applicable law; and restrictions on the Adviser’s use of “inside information” with respect to potential investments by the Fund. See “Conflicts of Interest.”

Our Adviser and its affiliates, including our officers and some of our trustees, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our shareholders.
Our Adviser and its affiliates will receive substantial fees from us in return for their services, and these fees could influence the advice provided to us. Among other matters, the compensation arrangements could affect their judgment with respect to public offerings of equity by us, which allow the Adviser to earn increased asset management fees. In addition, our use of leverage increases our assets, and as a result, increases the amount of management fees payable to our Adviser.
We may be obligated to pay our Adviser incentive compensation even if we incur a net loss due to a decline in the value of our portfolio.
Our Investment Advisory Agreement entitles our Adviser to receive incentive compensation on income regardless of any capital losses. In such case, we may be required to pay our Adviser incentive compensation for a fiscal quarter even if there is a decline in the value of our portfolio or if we incur a net loss for that quarter.
Any incentive fee payable by us that relates to our net investment income may be computed and paid on income that may include interest that has been accrued but not yet received or interest received in the form of securities rather than cash (i.e., PIK income). If a portfolio company defaults on a loan that is structured to provide accrued interest, it is possible that accrued interest previously included in the calculation of the incentive fee will become uncollectible. The Adviser is not under any obligation to reimburse us for any part of the incentive fee it received that was based on accrued income that we never received as a result of a default by an entity on the obligations that resulted in the accrual of such income, and such circumstances would result in us paying an incentive fee on income we never received. PIK income will be counted toward the incentive fee that we are obligated to pay to the Adviser even though we do not receive the income in the form of cash.
Our Adviser’s professionals’ time and resources may be diverted due to obligations they have to other clients.
Our Adviser’s professionals serve or may serve as officers, directors, trustees or principals of entities that operate in the same or a related line of business as we do, or of investment funds managed by the same personnel. For example, Arthur H. Penn, Richard T. Allorto, Jr. and Gerald “Jerry” Cummins, who serve as executive officers of the Fund, also serve as executive officers of PennantPark Floating Rate Capital Ltd. and PennantPark Investment Corp. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in our best interests or in the best interest of our shareholders. Our investment objective may overlap with the investment objectives of such investment funds, accounts or other investment vehicles. Our Adviser and certain of its affiliates are currently, and plan in the future to continue to be, involved with activities which are unrelated to us. As a result of these activities, our Adviser, its personnel and certain of its affiliates will have conflicts of interest in allocating their time and resources between us and other activities in which they are or may become involved. Our Adviser and its personnel will devote only as much of its or their time and resources to our business as our Adviser and its personnel, in their judgment, determine is reasonably required, which may be substantially less than their full time and resources.
Furthermore, our Adviser and its affiliates may have existing business relationships or access to material, non-public
information that may prevent it from recommending investment opportunities that would otherwise fit within our investment objective. These activities could be viewed as creating a conflict of interest in that the time, effort and ability of the members of our Adviser and its affiliates and their officers and employees will not be devoted exclusively to our business but will be allocated between us and the management of the monies of other advisees of our Adviser and its affiliates.

Our incentive fees may induce our Adviser to make speculative investments.
The potential for our Adviser to earn incentive fees under the Investment Advisory Agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be in our best interests. This could have an adverse impact on the performance of our portfolio and on our returns.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
Our investments in CLOs may be riskier and less transparent to us and our shareholders than direct investments in the underlying companies.
We invest primarily in the junior debt tranches of CLOs with a particular emphasis on CLO debt tranches initially rated ‘BB’ by a NRSRO. Debt tranches rated BB are below investment grade or “junk”. A portion of CLOs in which we invest may be backed primarily by loans to middle market companies (or hold significant portions thereof). To a lesser extent, we may invest in other CLO debt securities, CLO equity or other debt securities as permitted under the Adviser’s allocation policy. CLOs own a pool of Senior Secured Loans, and, generally, there may be less information available to us regarding the Senior Secured Loans underlying the CLOs than if we had invested directly in the debt of the underlying companies. As a result, our shareholders will not know the details of the underlying securities of the CLOs in which we will invest. Our investments in the junior debt tranches of CLOs will also be subject to the risk of leverage associated with the debt issued by such CLOs and the repayment priority of senior debt holders in such CLOs.
The portfolios of certain CLOs in which we invest may contain middle market loans. Loans to middle market companies may carry more inherent risks than loans to larger, publicly traded entities. These companies generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from traditional sources, such as commercial banks. Middle market companies typically have narrower product lines and smaller market shares than large companies in similar markets. Therefore, they tend to be more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. These companies may also experience substantial variations in operating results. The success of a middle market business may also depend on the management talents and efforts of one or two persons or a small group of persons. The death, disability or resignation of one or more of these persons could have a material adverse impact on the obligor. Middle market loans are less liquid and have a smaller trading market than the market for broadly syndicated loans and may have default rates or recovery rates that differ (and may be better or worse) from broadly syndicated loans or investment grade securities. There can be no assurance as to the levels of defaults and/or recoveries that may be experienced with respect to middle market loans in any CLO in which we may invest. As a consequence of the foregoing factors, the securities issued by CLOs that primarily invest in middle market loans (or hold significant portions thereof) are generally considered to be a riskier investment than securities issued by CLOs that primarily invest in broadly syndicated loans.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans; payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, which may have a negative impact on our performance and our ability to pay distributions.
CLOs typically will have no significant assets other than their underlying Senior Secured Loans. Accordingly, payments on CLO investments are and will be payable solely from the cashflows from such Senior Secured Loans, net of all management fees and other expenses. Payments to us as a holder of CLO investments are and will be met only after payments due on the senior notes (and, where appropriate, the junior secured notes) from time to time have been made in full. This means that relatively small numbers of defaults of Senior Secured Loans may adversely impact our returns.
Our CLO investments are exposed to leveraged credit risk.
We may be in a subordinated position with respect to realized losses on the Senior Secured Loans underlying our investments in the junior debt tranches of CLOs. The leveraged nature of junior debt tranches of

CLOs, in particular, magnifies the adverse impact of Senior Secured Loan defaults. CLO investments represent a leveraged investment with respect to the underlying Senior Secured Loans. Therefore, changes in the market value of the CLOs could be greater than the change in the market value of the underlying Senior Secured Loans, which are subject to credit, liquidity and interest rate risk. Investments in the lowest tranches of CLOs bear the highest level of risk.
There is the potential for interruption and deferral of cashflow.
If certain minimum collateral value ratios and/or interest coverage ratios are not met by a CLO (e.g., due to Senior Secured Loan defaults), then cashflow that otherwise would have been available to pay distributions on the CLO investments may instead be used to redeem any senior notes or to purchase additional Senior Secured Loans until the ratios again exceed the minimum required levels or any senior notes are repaid in full. This could result in an elimination, reduction or deferral in the distribution and/or principal paid to the holders of the CLO investments, which would adversely impact our returns, especially to the extent that our investment is in the junior debt or equity tranches of such CLO.
We may invest in assets with no or limited performance or operating history.
We may invest in assets with no or limited investment history or performance record upon which our Adviser will be able to evaluate their likely performance. Our investments in entities with no or limited operating history are subject to all of the risks and uncertainties associated with a new business, including the risk that such entities will not achieve anticipated returns. Consequently, our profitability, NAV and share price could be adversely affected.
The payment of underlying portfolio manager fees and other charges could adversely impact our returns.
We may invest in securities where the underlying portfolios may be subject to management, administration and incentive or performance fees, in addition to those payable by us. Payment of such additional fees could adversely impact the returns we achieve.
The inability of a CLO collateral manager to reinvest the proceeds of the prepayment of Senior Secured Loans may adversely affect us.
There can be no assurance that, in relation to any CLO investment, in the event that any of the Senior Secured Loans of a CLO underlying such investment are prepaid, the CLO collateral manager will be able to reinvest such proceeds in new Senior Secured Loans with equivalent investment returns. If the CLO collateral manager cannot reinvest in new Senior Secured Loans with equivalent investment returns, the interest proceeds available to pay interest on the rated liabilities and investments may be adversely affected.
Our investments will be subject to prepayments and calls, increasing re-investment
risk.
Our investments and/or the underlying Senior Secured Loans may prepay more quickly than expected, which could have an adverse impact on the value of our investments. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond our control and consequently cannot be predicted with certainty. In addition, for a CLO collateral manager there is often a strong incentive to refinance well performing portfolios once the senior tranches amortize. The yield to maturity of the investments will depend on, inter alia, the amount and timing of payments of principal on the loans and the price paid for the investments. Such yield may be adversely affected by a higher or lower than anticipated rate of prepayments of the debt.
Furthermore, our investments generally will not contain optional call provisions, other than a call at the option of the holders of the equity tranches for the senior notes and the junior secured notes to be paid in full after the expiration of an initial period in the deal (referred to as the
“non-call
period”).

The exercise of the call option is by the requisite percentage (usually a majority) of the holders of the equity tranches and, therefore, where we do not hold the relevant percentage we will not be able to control the timing of the exercise of the call option. The equity tranches also generally have a call at any time based on certain tax event triggers. In any event, the call can only be exercised by the holders of equity tranches if they can demonstrate (in accordance with the detailed provisions in the transaction) that the senior notes and junior secured notes will be paid in full if the call is exercised. Ordinarily, we will not have the requisite CLO equity holder percentage as our primary investment focus is on CLO junior debt tranches.
Early prepayments and/or the exercise of a call option otherwise than at our request may also give rise to increased re-investment
risk with respect to certain investments, as we may realize excess cash earlier than expected. If we are unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce our net income and, consequently, could have an adverse impact on our ability to pay distributions.
We will have limited control of the administration and amendment of Senior Secured Loans owned by the CLOs in which we invest.
We will not be able to directly enforce any rights and remedies in the event of a default of a Senior Secured Loan held by a CLO vehicle. In addition, the terms and conditions of the Senior Secured Loans underlying our investments in the junior debt tranches of CLOs may be amended, modified or waived only by the agreement of the underlying lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligations arising from Senior Secured Loans could be modified, amended or waived in a manner contrary to our preferences.
Senior Secured Loans of CLOs may be sold and replaced resulting in a loss to us.
The Senior Secured Loans underlying our CLO investments may be sold and replacement collateral purchased within the parameters set out in the relevant CLO indenture between the CLO and the CLO trustee and those parameters may typically only be amended, modified or waived by the agreement of a majority of the holders of the senior notes and/or the junior secured notes and/or the equity tranche once the CLO has been established. If these transactions result in a net loss, the magnitude of the loss from the perspective of the junior debt tranche would be increased by the leveraged nature of the investment.
Our financial results may be affected adversely if one or more of our significant junior debt or equity investments in a CLO vehicle defaults on its payment obligations or fails to perform as we expect.
We expect that a majority of our portfolio will consist of junior debt, and to a lesser extent, equity, investments in CLOs, which involve a number of significant risks. CLOs are typically highly levered (~10 times), and therefore the junior debt and equity tranches that we invest in are subject to a higher risk of total loss. In particular, investors in CLOs indirectly bear risks of the underlying debt investments held by such CLOs. We will generally have the right to receive payments only from the CLOs and will generally not have direct rights against the underlying borrowers or the entity that sponsored the CLOs. Although it is difficult to predict whether the prices of the securities underlying CLOs will rise or fall, these prices (and, therefore, the prices of the CLOs) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally.
The investments we make in CLOs will likely be thinly traded or have only a limited trading market. CLO investments are typically privately offered and sold in the primary and secondary markets. As a result, investments in CLOs may be characterized as illiquid securities. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from the underlying Senior Secured Loans will not be adequate to make interest or other payments;

(ii) the quality of the underlying Senior Secured Loans may decline in value or default; and (iii) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the CLO or unexpected investment results. Further, our investments in junior debt and equity tranches of CLOs will be subordinate to the senior debt tranches thereof.
Investments in structured vehicles, including junior debt and equity instruments issued by CLOs, involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations. Additionally, changes in the underlying Senior Secured Loans held by a CLO may cause payments on the instruments we hold to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which we invest, are less liquid than many other types of securities and may be more volatile than the Senior Secured Loans underlying the CLOs in which we invest.
Non-investment
grade or “junk” debt involves a greater risk of default and higher price volatility than investment grade debt.
The Senior Secured Loans underlying our CLO investments typically will be rated BB or B, or to a lesser extent, CCC or unrated, by nationally recognized rating agencies.
Non-investment
grade or “junk” securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default and higher price volatility than investment grade debt.
We will have no influence on management of underlying investments managed by non-affiliated,
third-party CLO collateral managers.
We will not be responsible for and will have no influence over the asset management of the portfolios underlying the CLO investments we hold where those portfolios are managed by non-affiliated,
third-party CLO collateral managers. Similarly, we will not be responsible for and will have no influence over the day-to-day
management, administration or any other aspect of the issuers of the individual securities. As a result, the values of the portfolios underlying our CLO investments could decrease as a result of decisions made by third-party CLO collateral managers.
Our investments in CLOs may be subject to special anti-deferral provisions that could result in us incurring tax or recognizing income prior to receiving cash distributions related to such income.
We anticipate that the CLOs in which we invest may constitute “passive foreign investment companies” (“PFICs”). If we acquire shares in a PFIC (including in CLOs that are PFICs), we may be subject to U.S. federal income tax on any “excess distribution” received on, or gain from the disposition of, such shares. Additional charges in the nature of interest may be imposed on us in respect of deferred taxes arising from such distributions or gains. This additional tax and interest may apply even if we make a distribution in an amount equal to any “excess distribution” or gain from the disposition of such shares as a taxable dividend by us to our shareholders. Certain elections may be available to mitigate or eliminate such tax on excess distributions, but such elections (if available) will generally require us to recognize our share of the PFICs income for each year regardless of whether we receive any distributions from such PFICs. We must nonetheless distribute such income to maintain our status as a RIC.
If we hold more than 10% of the shares in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including in a CLO treated as a CFC), we may be treated as receiving a deemed distribution (taxable as ordinary income) each year from such foreign corporation in an amount equal to our pro rata share of the foreign corporation’s income for the tax year (including both ordinary earnings and capital gains). If we are required to include such deemed distributions from a CFC in our income, we will be required to distribute such income to maintain our RIC status regardless of whether or not the CFC makes an actual distribution during such year.

If we are required to include amounts in income prior to receiving distributions representing such income, we may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to U.S. federal income tax.
To the extent OID and PIK interest constitute a portion of our income, we will be exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash representing such income.
Our investments may include OID instruments and PIK interest arrangements, which represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:

•
The higher interest rates of OID and PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and OID and PIK instruments generally represent a significantly higher credit risk than coupon loans.

•	Even if the accounting conditions for income accrual are met, the borrower could still default when our actual collection is supposed to occur at the maturity of the obligation.

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. OID and PIK income may also create uncertainty about the source of our cash distributions.

•	Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash.
For accounting purposes, any cash distributions to shareholders representing OID and PIK income are not treated as coming from paid-in
capital, even if the cash to pay them comes from offering proceeds. As a result, despite the fact that a distribution representing OID and PIK income could be paid out of amounts invested by our shareholders, the 1940 Act does not require that shareholders be given notice of this fact by reporting it as a return of capital.
We may invest in other registered investment companies, such as exchange-traded funds, and as such, we must bear the ratable share of that investment company’s expenses and are exposed to other risks of investing in investment companies.
When investing in an investment company, the Fund will generally bear its pro rata portion of the investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. Our shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage. The Fund may invest in exchange-traded funds (“ETFs”), which are open-end
investment companies, the shares of which are traded on a national securities exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to their NAV. There can be no assurances that an ETF’s investment objectives will be achieved. ETFs are subject to the risks of investing in the underlying securities. Applicable law may limit the Fund’s ability to invest in other investment companies. Section 12(d)(1) of the 1940 Act provides that the Fund may not: (1) purchase more than 3% of a registered investment company’s outstanding shares; (2) invest more than 5% of the Fund’s assets in any single such investment company, or (3) invest more than 10% of the Fund’s assets in investment companies overall, unless the Fund can rely on statutory exemptions from the 5% and 10% limits, including the exemptions under Section 12(d)(1)(F), and accompanying Rule
12d1-3,
or the underlying investment company and the Fund take appropriate steps to comply with Rule
12d1-4,
which requires, among other items, that the underlying investment company and Fund enter into a fund of funds investment agreement.
We may invest in business development companies, which carry risks similar to those of a private equity or venture capital fund.
A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities. Securities issued by BDCs are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. The BDC securities that we intend to purchase may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC’s common share income will fall if the distribution rate of the preferred shares or the interest rate on any borrowings rises. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors or its valuation designee, which may be its investment adviser, which may create uncertainty as to the value of the BDC’s investments. In addition, by investing in BDCs, the Fund may incur upfront and ongoing fees relating to its purchase of shares of BDCs, and fees payable by such BDCs to compensate their management teams through asset-based fees, including: (i) a base management fee in the range of 1.5% to 2.0% of such BDC’s total assets; and (ii) an incentive fee in the range of 20% of such BDC’s net investment income, and in most cases in the range of 20% of such BDC’s capital gains. Our shareholders will indirectly bear a portion of such expenses.
We may invest in private investment funds, including but not limited to private debt funds and private real estate funds, managed by unaffiliated institutional asset managers, and our performance depends in part upon the performance of the private investment fund managers and selected strategies.
We may invest in private investment funds, including but not limited to private debt funds and private real estate funds, managed by unaffiliated institutional asset managers. As such, our performance may depend in part upon the performance of the private investment fund managers and selected strategies, the adherence by such private investment fund managers to such selected strategies, the instruments used by such private investment fund managers and the Adviser’s ability to select private investment fund managers and strategies and effectively allocate our assets among them. Our investments in private investment funds subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses. Our shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, which may include incentive allocations or fees and expenses at the private investment fund level. In addition, as discussed below, private investment funds do not have the legal protection of mutual funds and are not required to disclose their holdings and financial information, and in that regard we may have difficulty monitoring the operations and performance of the private investment funds in which we invest because of, for example, limited access to information about their investments and valuations. Investing in private funds may also involve risks related to illiquidity, valuation and complex fee structures.
As a result of potential hurdles facing foreign parties in enforcing legal rights in certain jurisdictions, there can be no certainty that rights to investments in non-U.S. jurisdictions will be successfully upheld in the courts of such jurisdiction. Certain private investment funds that invest in foreign jurisdictions may have difficulty in successfully pursuing claims in the courts of such jurisdictions to enforce the Fund’s rights as an investor therein, as compared to the courts of the United States. To the extent that a judgment is obtained, but enforcement thereof must be sought in the courts of another jurisdiction, there can be no assurance that such courts will enforce such judgment. Further, due to unpredictable political climates in certain jurisdictions and shifting relationships between the U.S. and various jurisdictions, the ability of certain private investment funds to liquidate collateral held in non-U.S. jurisdictions may become difficult.

We may not be able to invest in certain private investment funds that are oversubscribed or closed, or we may be able to allocate only a limited amount of assets to a private investment fund that has been identified as an attractive opportunity. Our investments in certain private investment funds may be subject to lock-up
periods, during which we may not withdraw our investment. We may invest indirectly a substantial portion of its assets in private investment funds that follow a particular type of investment strategy, which may expose us to the risks of that strategy. Many of our assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a private investment fund, may receive an in-kind
distribution of securities that are illiquid or difficult to value and difficult to dispose of, which may impact the performance of the Fund.
Private investment fund returns may exhibit greater correlations among each other or with fixed-income or equity indices than anticipated by the Adviser, particularly during times of general market turmoil. Private investment fund managers may invest the private investment funds’ assets in securities of
non-U.S.
issuers, and our assets may be invested in private investment funds that may be denominated in
non-U.S.
currencies, thereby exposing us to various risks that may not be applicable to U.S. securities. Private investment fund managers may focus primarily on a particular industry, which would subject the private investment funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of industries. Private investment fund managers may focus on a particular country or geographic region, which may subject private investment funds, and thus the Fund, to greater risk and volatility than if investments had been made in issuers in a broader range of geographic regions. Private investment fund managers may use derivatives for speculative or hedging purposes. Private investment funds may incur leverage for investment or other purposes, which may increase the volatility of the private investment funds. Private investment fund managers may sell short securities held by private investment funds, which presents the theoretical risk of unlimited loss because of increases in the market price of the security sold short, and the risk that private investment funds’ short selling activities may be adversely affected by regulatory restrictions that may be imposed at any time. Private investment fund managers may change their investment strategies at any time. Private investment fund managers may invest the private investment funds’ assets without limitation in restricted and illiquid securities. Private investment fund managers may invest the investment funds’ assets in equity securities without limitation as to market capitalization. Private investment funds may invest in equity securities issued by smaller capitalization companies, including micro-cap
companies, the prices of which may be subject to erratic market movements.
Private investment funds are not publicly traded and therefore are not liquid investments. See “Risk Factors — Risks Related to an Investment in Our Shares of Beneficial Interest — The shares sold in this offering will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, you will have limited liquidity and may not receive a full return of your invested capital if you sell your shares.” As a result, we may consider information provided by the asset manager to determine the value of our investment in the private investment fund. The valuation provided by an asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third-party. The Adviser will use reasonable due diligence to value securities and may also consider information provided by the private investment funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately our shares. Private investment funds that invest primarily in publicly traded securities are more easily valued.
To the extent that we make opportunistic investments in private investment funds that provide exposure to Senior Secured Loans and fixed income securities that are acquired in the secondary market (i.e., secondary investments), the Fund is subject to certain additional risks. Such secondary investments may be acquired at a discount to their reported fair value, which may result in unrealized gains at the time we next calculate our NAV. The valuation of such secondary investments may be difficult, as there generally will be no established market for such investments. Additionally, the Fund can only value private funds at NAV if permitted by applicable accounting standards (e.g., U.S. GAAP). Also, our overall performance with respect to such investments will depend in large part on the acquisition price paid by us for such investments and the structure of such acquisitions. For more information about our fair valuation of certain of our portfolio securities, see “
A
significant portion of our

investment portfolio will be recorded at fair value
as determined in good faith pursuant
to our valuation policies and procedures and, as a result, there will be uncertainty as to the value of our investments” above.
The acquisition price paid by us generally will not be identical to the subsequent fair value of the secondary investment, which may be, at times, higher or lower than such acquisition price. Accordingly, secondary investments acquired at a discount may result in unrealized gains at the time we next calculate our NAV. Such unrealized gains will increase our NAV and performance by the difference between the most recent value of the secondary investment reported by the holder and the negotiated purchase price. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Conversely, a secondary investment sold at a discount will result in a decrease in our NAV and performance by the difference between the value of the investment as reflected in our books and records and the negotiated sale price. Our overall performance will depend in large part on the acquisition price paid by the Fund for its secondary investments and the structure of such acquisitions.
In addition to valuation risk, shareholders of private investment funds are not entitled to the protections of the 1940 Act, including with respect to leverage and affiliated transactions, including certain types of conflicts of interest. For example, private investment funds need not have independent boards, may not require shareholder approval of advisory contracts, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. As a result, private investment funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage. Additionally, private investment fund managers may have limited operating histories upon which to evaluate their performance, and some private investment fund managers may not be registered under the Advisers Act. Further, private investment fund managers may charge investors (such as the Fund) asset-based fees and incentive allocations or fees of as much as 15.0% of a private investment fund’s net profits (or more in certain limited circumstances), which may create incentives for private investment fund managers to make investments that are riskier or more speculative than in the absence of these fees. Private investment funds may also charge performance-based compensation fees beyond that which are permitted for registered funds and such fees may be charged even when the private investment funds or the Fund experience losses. These characteristics present additional risks, including the possibility of total risk of loss, for shareholders.
Private equity investments are extremely speculative and come with a variety of risks, including the risk that one or more, or in some cases all, of the Fund’s investments will not be realized, or will not be realized in an amount that is profitable or that was expected at the time of initial investment, and that a portion, or the entire amount, of our investment will be lost.
Investment in private equity involves the same types of risks associated with an investment in any operating company. However, securities issued by private partnerships pursuing a private equity strategy may be more illiquid than securities issued by other private funds or other pooled public or private investment vehicles generally, because the partnerships’ underlying investments tend to be less liquid than other types of investments. Investing in private equity investments is intended for investors with long-term investment horizons who can accept the risks associated with making highly speculative, primarily illiquid investments in privately negotiated transactions. We may not sell, transfer, exchange, assign, pledge, hypothecate or otherwise dispose of our interests in a private equity fund, nor may we withdraw from such fund, without the consent of the general partner of the fund, which consent may be withheld in the general partner’s sole discretion. Attractive investment opportunities in private equity may occur only periodically, if at all. Furthermore, private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Due to recent market conditions, however, the availability of such financing has been reduced dramatically, limiting the ability of private equity to obtain the required financing. The investments made by private partnerships, private equity funds or other pooled public or private investment vehicles will entail a high degree of risk and in most cases be highly illiquid and difficult to value since no ready market typically exists for the securities of companies held in a private equity portfolio, which are often privately placed and not registered under the Securities Act. Unless and until those investments are sold or mature into marketable securities they will remain illiquid and their valuations will be subject to the Adviser’s application of valuation models and/or subjective inputs that may or may not result in a valuation that reflects what the private partnership, private equity fund or other pooled public or private investment vehicle currently could or ultimately in the future may realize from a sale of or other realization event with respect to a company held in its portfolio.
Mezzanine debt, including senior unsecured and subordinated loans, is not secured by any collateral and is effectively subordinated to the borrower’s secured indebtedness (to the extent of the collateral securing such indebtedness).
We may invest in mezzanine debt. Structurally, mezzanine debt usually ranks subordinate in priority of payment to senior debt, such as senior bank debt, and is often unsecured. However, mezzanine debt rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine debt generally earns a higher return than senior secured loans. The warrants associated with mezzanine debt are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine debt also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to five years. Mezzanine investments are usually unsecured and subordinate to other obligations of the issuer.
We may be exposed to counterparty risk.
We may be exposed to counterparty risk, which could make it difficult for us or the CLOs in which we invest to collect on the obligations represented by investments and result in significant losses.
We may hold investments (including synthetic securities) that would expose us to the credit risk of our counterparties or the counterparties of the CLOs in which it invests. In the event of a bankruptcy or insolvency of such a counterparty, we or a CLO in which such an investment is held could suffer significant losses, including the loss of that part of our or the CLO’s portfolio financed through such a transaction, declines in the value of our investment, including declines that may occur during an applicable stay period, the inability to realize any gains on our investment during such period and fees and expenses incurred in enforcing our rights. If the CLO enters into or owns synthetic securities, the CLO may fall within the definition of “commodity pool” under CFTC rules, and the collateral manager of the CLO may be required to register as a commodity pool operator with the CFTC, which could increase costs for the CLO and reduce amounts available to pay to the residual tranche.
In addition, with respect to certain swaps and synthetic securities, neither a CLO nor we usually has a contractual relationship with the entities, referred to as “Reference Entities” whose payment obligations are the subject of the relevant swap agreement or security. Therefore, neither the CLOs nor we generally have a right to directly enforce compliance by the Reference Entity with the terms of this kind of underlying obligation, any rights of set-off
against the Reference Entity or any voting rights with respect to the underlying obligation. Neither the CLOs nor we will directly benefit from the collateral supporting the underlying obligation and will not have the benefit of the remedies that would normally be available to a holder of such underlying obligation.
Furthermore, we may invest in unsecured notes which are linked to loans or other assets held by a bank or other financial institution on its balance sheet (so called “credit-linked notes”). Although the credit-linked notes are tied to the underlying performance of the assets held by the bank, such credit-linked notes are not secured by such assets, and we have no direct or indirect ownership of the underlying assets. Thus, as a holder of such credit-linked notes, we would be subject to counterparty risk of the bank which issues the credit-linked notes (in addition to the risk associated with the assets themselves). To the extent the relevant bank experiences an insolvency event or goes into receivership, we may not receive payments on the credit-linked notes, or such payments may be delayed.
We are subject to risks associated with loan accumulation facilities.
We may invest capital in loan accumulation facilities (LAFs), which are short- to medium-term facilities often provided by the bank that will serve as placement agent or arranger on a CLO transaction and which acquire loans on an interim basis which are expected to form part of the portfolio of a future CLO. Investments in LAFs have risks similar to those applicable to investments in CLOs. There typically will be no assurance that the future CLO will be consummated or that the loans held in such a loan accumulation facility are eligible for purchase by the CLO. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, the Fund may be responsible for either holding or disposing of the loans. This could expose the Fund primarily to credit and/or mark-to-market
losses, and other risks. Leverage is typically utilized in such a facility and as such the potential risk of loss will be increased for such facilities employing leverage.
Furthermore, we likely will have no consent rights in respect of the loans to be acquired in such a facility and in the event we do have any consent rights, they will be limited. In the event a planned CLO is not consummated, or the loans are not eligible for purchase by the CLO, we may be responsible for either holding or disposing of the loans. This could expose us primarily to credit and/or mark-to-market
losses, and other risks. LAFs typically incur leverage from four to six times prior to a CLO’s closing and as such the potential risk of loss will be increased for such facilities that employ leverage.
Our synthetic investments involve certain additional risks.
We may invest in synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions or acquire interests in lease agreements that have the general characteristics of loans and are treated as loans for withholding tax purposes. In addition to the credit risks associated with directly or indirectly holding senior secured loans and high-yield debt securities, with respect to synthetic strategy, we will usually have a contractual relationship only with the counterparty of such synthetic investment, and not with the reference obligor of the reference asset. We generally will have no right to directly enforce compliance by the reference obligor with the terms of the reference asset nor will it have any rights of setoff against the reference obligor or rights with respect to the reference asset. We will not directly benefit from the collateral supporting the reference asset and will not have the benefit of the remedies that would normally be available to a holder of such reference asset. In addition, in the event of the insolvency of the counterparty, we may be treated as a general creditor of such counterparty and will not have any claim with respect to the reference asset. Consequently, we will be subject to the credit risk of the counterparty as well as that of the reference obligor. As a result, concentrations of synthetic securities in any one counterparty subject us to an additional degree of risk with respect to defaults by such counterparty as well as by the reference obligor.

Risks Related To Debt Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Debt Financing
We may incur indebtedness to make investments, which magnifies the potential for gain or loss on amounts invested in our shares and may increase the risk of investing in our shares.
The Fund’s use of leverage, if any, creates the opportunity for increased returns in the Fund, but it also creates special risks. To the extent used, there is no assurance that the Fund’s leveraging strategies will be successful. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV per share to be volatile.
Any investments of the net proceeds that the Fund obtains from its sources of leverage (including through borrowings, as well as from any future issuance of preferred shares) will be made in accordance with the Fund’s investment objective and policies as described in this Prospectus. Interest or other expenses payable by the Fund with respect to its leverage (or distributions payable with respect to any outstanding preferred shares) will generally be at fixed rates. So long as the Fund’s portfolio investments provide a higher rate of return (net of applicable Fund expenses) than the interest rates and other costs to the Fund of such leverage, the investment of the proceeds thereof will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher distributions to shareholders than if the Fund were not so leveraged. If, however, the cost of obtaining leverage rises relative to the rate of return on the Fund’s portfolio, the interest and other costs of leverage to the Fund (including interest expenses on borrowings and the distribution rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing return to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Shares. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Therefore, there can be no assurance that the Fund’s use of leverage will result in a higher return on the Shares, and it may result in losses.
Leverage creates several major types of risks for shareholders, including:

•	the likelihood of greater volatility of the Fund’s NAV per share, and of the investment return to shareholders, than a comparable portfolio without leverage;

•	the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; and

•	the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the Fund’s NAV per share than if the Fund were not leveraged.
In addition, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.
The fees received by the Adviser are based on the average daily managed assets of the Fund (which include any assets attributable to leverage). Therefore, the Adviser has a financial incentive to cause the Fund to use leverage (e.g., borrowings) or to issue preferred shares, which may create a conflict of interest, on the one hand, and the shareholders, on the other hand. The Fund may face additional risks, depending on the type of leverage used.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in shares of the Fund assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below. The calculation assumes (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50%, (iii) $50.0 million in debt outstanding (i.e., assumes that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding) and (iv) $100.0 million in shareholders’ equity. In order to compute the “Corresponding return to shareholders,” the “Assumed Return on Our Portfolio (net of expenses)” is multiplied by the assumed total assets to obtain an assumed return to us. From this amount, the interest expense is calculated by multiplying the assumed weighted average cost of funds times the assumed debt outstanding, and the product is subtracted from the assumed return to us in order to determine the return available to shareholders. The return available to shareholders is then divided by our shareholders’ equity to determine the “Corresponding return to shareholders.” Actual interest payments may be different.

Assumed Return on Our Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding return to shareholders	-17.75%	-10.25%	-2.75%	4.75%	12.25%
Similarly, assuming (i) $150.0 million in total assets, (ii) a weighted average cost of funds of 5.50% and (iii) $50.0 million in debt outstanding (i.e., assuming that the maximum amount of debt permitted under the 1940 Act minimum asset coverage requirement is outstanding), the Fund’s assets would need to yield an annual return (net of expenses) of approximately 1.833% in order to cover the annual interest payments on its outstanding debt.

Preferred stock has the same risks to our common shareholders as borrowings.
Preferred stock, which is another form of leverage, has the same risks to our common shareholders as borrowings because the dividends on any preferred stock we issue may be cumulative. Payment of such dividends and repayment of the liquidation preference of such preferred stock must take preference over any dividends or other payments to our common shareholders, and preferred shareholders are not subject to any of our expenses or losses and are not entitled to participate in any income or appreciation in excess of their stated preference.
Changes in interest rates may affect our cost of capital and net investment income.
If we borrow funds to make investments, our net investment income may depend, in part, upon the difference between the rate at which we borrow funds and the rate at which we invest those funds. As a result, we can offer no assurance that a significant change in market interest rates will not have a material adverse effect on our net investment income. In periods of rising interest rates when we have debt outstanding, our cost of funds will increase, which could reduce our net investment income. We expect that our long-term fixed-rate investments will be financed primarily with equity and long-term debt. Adverse developments resulting from changes in interest rates could have a material adverse effect on our business, financial condition and results of operations.
You should also be aware that a rise in the general level of interest rates can be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates may make it easier for us to meet or exceed the subordinated incentive fee preferred return and may result in a substantial increase of the amount of incentive fees payable to the Adviser with respect to pre-incentive
fee net investment income.

Class A shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	5.75%	[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	15.00%	[2]
Other Transaction Expenses [Percent]		[3]
Management Fees [Percent]	1.25%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.04%	[8]
Total Annual Expenses [Percent]	2.54%
Waivers and Reimbursements of Fees [Percent]	(1.54%)	[9]
Net Expense over Assets [Percent]	1.00%
Expense Example, Year 01	$ 68
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	188
Expense Example, Years 1 to 10	$ 354
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class C shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	15.00%	[2]
Other Transaction Expenses [Percent]	1.00%	[3]
Management Fees [Percent]	1.25%	[4]
Distribution/Servicing Fees [Percent]	1.00%	[5]
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.04%	[8]
Total Annual Expenses [Percent]	3.29%
Waivers and Reimbursements of Fees [Percent]	(1.54%)	[9]
Net Expense over Assets [Percent]	1.75%
Expense Example, Year 01	$ 18	[10]
Expense Example, Years 1 to 3	93
Expense Example, Years 1 to 5	170
Expense Example, Years 1 to 10	$ 371
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class C Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	0
Class I shares [Member]
Fee Table [Abstract]
Sales Load [Percent]		[1]
Dividend Reinvestment and Cash Purchase Fees
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	15.00%	[2]
Other Transaction Expenses [Percent]		[3]
Management Fees [Percent]	1.25%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	0.00%	[6]
Acquired Fund Fees and Expenses [Percent]	0.00%	[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.04%	[8]
Total Annual Expenses [Percent]	2.29%
Waivers and Reimbursements of Fees [Percent]	(1.54%)	[9]
Net Expense over Assets [Percent]	0.75%
Expense Example, Year 01	$ 8
Expense Example, Years 1 to 3	61
Expense Example, Years 1 to 5	118
Expense Example, Years 1 to 10	$ 271
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	100,000
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to shares

[1]	Investors purchasing Class A Shares may be charged a maximum sales load of up to 5.75% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may waive all or a portion of the sales load for certain investors as disclosed herein. While the Fund does not impose an initial sales load on Class C shares or Class I shares, if a shareholder purchases Class C shares or Class I through certain selling agents or Financial Intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine. See “Plan of Distribution.”
[2]	Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee. However, if Shareholders request repurchase proceeds to be paid by wire transfer, such Shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s Transfer Agent, which is currently $15.
[3]	Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on any shares repurchased fewer than 365 days after their purchase. The CDSC is retained by the Distributor and/or Financial Intermediary.
[4]	Pursuant to the Investment Advisory Agreement, the Adviser would receive an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily gross assets. Pursuant to the Management Fee Waiver, the Adviser has agreed to temporarily waive base management and incentive fees payable to the Adviser under the Investment Advisory Agreement through December 31, 2026. Unless otherwise extended by agreement between the Fund and the Adviser, the management fee payable by the Fund after the termination of the Management Fee Waiver will be at the annual rate of 1.25% of the value of the Fund’s gross assets. The fees waived pursuant to the Management Fee Waiver are not subject to recoupment by the Adviser under the Expense Limitation Agreement. PennantPark will be responsible for payment of any and all organization and offering expenses incurred on our behalf in connection with our initial public offering of shares. PennantPark will not seek or be entitled to reimbursement from the Fund for any such organization and offering expenses. See “Investment Advisory Agreement” for additional information.
[5]	The Fund has applied to the SEC for exemptive relief to offer multiple classes of shares and, as a condition to such relief, has adopted a distribution and service plan for Class A shares and Class C shares (the “Distribution and Service Plan”). Subject to such relief, the Fund will pay the Distributor (i) a Distribution Fee that is calculated monthly and accrued daily at an annualized rate of 0.75% of the net assets of the Fund attributable to Class C shares, and (ii) a Shareholder Servicing Fee that is calculated monthly and accrued daily at an annualized rate of 0.25% of the net assets of the Fund attributable to Class A shares and Class C shares. The Distribution Fee is for the sale and marketing of the Class C shares and to reimburse the Distributor for related expenses incurred. The Distributor generally will pay all or a portion of the Distribution Fee to the selling agents that sell Class C shares. Payment of the Distribution Fee is governed by the Fund’s Distribution and Service Plan. The Shareholder Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts and to reimburse the Distributor for related expenses incurred with respect to Class A shares or Class C shares, as applicable. The Distributor generally will pay all or a portion of the Shareholder Servicing Fee to the selling agents that sell Class A shares or Class C shares, as applicable. The Shareholder Servicing Fee is governed by the Distribution and Service Plan. Class I shares are not subject to any shareholder servicing or distribution fees. See “Plan of Distribution.”
[6]	The incentive fee, if any, is based on income, whereby the Fund will pay the Adviser quarterly in arrears 15.00% of the Fund’s “pre-incentive fee net investment income” for each fiscal quarter subject to a 7.00% annualized hurdle rate, with a full catch-up. As we cannot predict whether we will meet the necessary incentive fee hurdle, we have assumed no incentive fee for this table. Once fully invested, the Fund expects the incentive fee paid by the Fund to increase to the extent the Fund earns greater income through the Fund’s investments. If the Fund achieves annualized pre-incentive fee net investment income of 1.75% or less for each quarter made up entirely of net investment income, no incentive fee would be payable. See “Investment Advisory Agreement” for more information concerning the incentive fee.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies including private funds that rely on Section 3(c)(1) or 3(c)(7) of the 1940 Act. These indirect costs may include performance fees paid to the Acquired Fund’s adviser or its affiliates. It does not include brokerage or transaction costs incurred by the Acquired Funds. If Acquired Fund Fees and Expenses are incurred, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[8]	Other Expenses include, among other things, professional fees and other expenses that the Fund will bear including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent, custodian, and any amounts that may be paid to certain financial intermediaries for sub-transfer agency (including recordkeeping) services. Other Expenses are based on estimated amounts the Fund expects to pay for the current fiscal year ending September 30, 2026.
[9]	Pursuant to the “Expense Limitation Agreement,” through December 31, 2026, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s Specified Expenses (as defined below) will not exceed an annual rate of 0.75% of the average daily value of the Fund’s net assets (annualized) (the “Expense Cap”). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than the Expense Cap (or, if a lower expense limit is then in effect, such lower limit) within the 36-month period after the Adviser bears the expense. “Specified Expenses” include all expenses incurred in the business of the Fund, including all organizational costs, with the exception of (i) the base management fee, (ii) the incentive fee, (iii) the Shareholder Servicing Fee and/or Distribution Fee, as applicable (iv) brokerage costs, (v) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (vi) taxes, (vii) extraordinary expenses (as determined in the sole discretion of the Adviser), and (viii) Acquired Fund Fees and Expenses.
[10]	If the CDSC were to apply, the hypothetical expense you would pay on a $1,000 investment in the Class C shares would be $29 for 1 year.